As filed with the Securities and Exchange Commission on April 23, 2003


                         File Nos. 33-49570 and 811-6742

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 32


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 33


                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                                 100 Pine Street
                                   Suite 3200
                             San Francisco, CA 94111

--------------------------------------------------------------------------------
It is proposed that this filing become effective:

[X]     immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]     on ________________  pursuant  to Rule 485,  paragraph  (b)
[ ]     60 days  after  filing  pursuant  to Rule 485,  paragraph  (a)(1)
[ ]     on  ________________          pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to  Rule 485,  paragraph (a)(2)
[ ]     on  ________________  pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of  Securities  Being  Registered:  Preferred  Shares,  Universal  Shares,
Investor Shares and Institutional Service Shares of Daily Assets Cash Fund, Daily Assets Treasury Fund and Daily Assets Government Fund and Institutional Shares of Daily Assets Cash Fund and Daily Assets Government Fund. Each Fund is structured as a master-feeder fund. This amendment is also executed by Core Trust (Delaware).

THE REGISTRANT IS THE SUCCESSOR ISSUER TO MONARCH FUNDS, A DELAWARE STATUTORY TRUST, (THE "PREDECESSOR REGISTRANT"). BY FILING THIS POST-EFFECTIVE AMENDMENT TO CURRENTLY EFFECTIVE REGISTRATION STATEMENT NO. 33-49570 OF THE PREDECESSOR REGISTRANT, THE REGISTRANT EXPRESSLY ADOPTS THE REGISTRATION STATREMENT OF THE PREDECESSOR REGISTRANT AS ITS OWN REGISTRATION STATEMENT FOR ALL PURPOSES OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

MONARCH FUNDS
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                                               PROSPECTUS

                                               April 23, 2003


THREE MONEY MARKET FUNDS                       INSTITUTIONAL SHARES
THAT EACH SEEKS TO PROVIDE
HIGH CURRENT INCOME TO THE                     DAILY ASSETS GOVERNMENT FUND
EXTENT CONSISTENT WITH THE                     DAILY ASSETS CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

SUMMARY..............................1   YOUR ACCOUNT..........................5
PERFORMANCE..........................3   OTHER INFORMATION....................10
FEE TABLES...........................4   FINANCIAL HIGHLIGHTS.................11
MANAGEMENT...........................4   FOR MORE INFORMATION.................14

--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                                                                   MONARCH FUNDS
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[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Institutional Shares of two money market funds -- Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund (formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and have a $100,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.


Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

          FUND/PORTFOLIO                             PRIMARY INVESTMENTS

Daily Assets Government Fund/       At least 80% of net assets invested in Government
Government Cash Portfolio           Securities and Repurchase Agreements backed by
                                    Government Securities

Daily Assets Cash Fund/             Invests in a broad spectrum of Money Market
Cash Portfolio                      Securities including:

                                    o    Securities issued by financial
                                         institutions, such as certificates of deposit,
                                         bankers' acceptances and time deposits
                                    o    Securities issued by domestic companies,
                                         such as commercial paper
                                    o    Government Securities
                                    o    Repurchase Agreements


Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.



If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.


                                                                               1
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The  Adviser  continuously  monitors  economic  factors  such as  interest  rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purposeo


PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund and moderate for Government Cash Portfolio/Daily Assets Government Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.


2
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                                                                   MONARCH FUNDS
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PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Institutional Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Institutional Shares have operated.


YEAR ENDED 12/31

DAILY ASSETS GOVERNMENT FUND

[EDGAR Representation if Bar Chart:
1994 - 4.01%
1995 - 5.65%
1996 - 5.03%
1997 - 5.15%
1998 - 5.05%
1999 - 4.65%
2000 - 5.96%
2001 - 3.66%
2002 - 1.41%]

Best           1.54% (quarter ended 12/31/00)
Quarter:

Worst          0.30% (quarter ended 12/31/02)
Quarter:

The calendar year-to-date return as of March 31, 2003 was 0.21%.

DAILY ASSETS CASH FUND

[EDGAR Representation if Bar Chart:
1994 - 4.01%
1995 - 5.65%
1996 - 5.03%
1997 - 5.15%
1998 - 5.05%
1999 - 4.65%
2000 - 5.96%
2001 - 3.66%
2002 - 1.41%]

Best            1.56% (quarter ended 12/31/00)
Quarter:

Worst           0.29% (quarter ended 12/31/02)
Quarter:

The calendar year-to-date return as of March 31, 2003 was 0.22%.

The following table lists the average annual total return as of December 31, 2002.


                                 ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE


DAILY ASSETS GOVERNMENT FUND       1.41%       4.14%            4.43%            7/15/93
DAILY ASSETS CASH FUND             1.34%       4.20%            4.47%            7/15/93


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FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                            DAILY ASSETS           DAILY ASSETS
(expenses that are deducted from Fund assets)(a)           GOVERNMENT                CASH
                                                              FUND                   FUND
Management Fees(b)                                            0.14%                  0.14%
Distribution (Rule 12b-1) Fees                                None                   None
Other Expenses                                                0.45%                  0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                       0.59%                  0.58%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers voluntarily waived a portion of their fees for Daily Assets Government Fund and Daily Assets Cash Fund so that actual Total Annual Fund Operating Expenses for Daily Assets Government Fund and Daily Assets Cash Fund were 0.57% for both Funds. Fee waivers and expense reimbursements may be reduced or eliminated at anytime.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                ONE YEAR    THREE YEARS   FIVE YEARS   TEN YEARS

DAILY ASSETS GOVERNMENT FUND      $60           $189         $329        $738
DAILY ASSETS CASH FUND            $59           $186         $324        $726


MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (SAI").

THE ADVISER


The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and two bond funds.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.



4
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                                                                   MONARCH FUNDS
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During each Fund's last fiscal year,  the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $116 billion.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


After the merger of the Funds and Forum Funds, Forum Trust, LLC will serve as the Funds' custodian.


Each Fund has entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Institutional Shares for the servicing of shareholder accounts. The fees paid under the shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows.

    WRITE TO US AT:                   ACH OR WIRE INVESTMENTS TO:
         Monarch Funds                     Comerica Bank
         P.O. Box 446                      ABA #121137522
         Portland, Maine 04112             FOR CREDIT TO:
                                           Forum Shareholder Services, LLC
    TELEPHONE US TOLL-FREE AT:             Account # 1891488817
         (800) 754-8757                    (Name of Fund) - Institutional Shares
                                           (Your Name)
                                           (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

     ORDER MUST BE RECEIVED BY:               PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time                  1:00 p.m., Pacific Time


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On days  that the  Bond  Market  Association  recommends  an early  close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Make a check payable to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Shares is $100,000.


6
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                                                                   MONARCH FUNDS
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ACCOUNT REQUIREMENTS

                  TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
TRUSTS                                                          o  The trust must be established before an account can be
                                                                   opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees

INVESTMENT PROCEDURES

               HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o  Fill out an investment slip from a confirmation or write
o  Complete the application (and other required documents)         us a letter
o  Mail us your application (and other required documents)      o  Write your account number on your check
   and a check                                                  o  Mail us the slip (or your letter) and the check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required documents)      o  Instruct your financial institution to wire your money
o  Call us to fax the completed application (and other required    to us
   documents) and we will assign you an account number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money to us
BY ACH PAYMENT
o  Call or write us for an account application
o  Complete the application (and other required documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account number
o  Mail us your original application (and other required
   documents)
o  We will electronically debit your purchase amount from
   your account at a designated financial institution

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LIMITATIONS  ON  PURCHASES  A Fund  reserves  the right to refuse  any  purchase
(including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Institutional Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
   o Redemption proceeds will be electronically credited to your account at the financial institution identified in your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
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SIGNATURE  GUARANTEE  REQUIREMENTS  To protect you and each Fund against  fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.


REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.


EXCHANGE PRIVILEGES

You may exchange Institutional Shares of a Fund for Institutional Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES


In addition to Institutional Shares, each Fund offers Preferred Shares, Universal Shares, Investor Shares, and Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal and Preferred Shares are sold to institutional investors. Investor Shares are sold to retail investors, and Institutional Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                            SELECTED DATA FOR A SINGLE SHARE                           RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------           -----------------------------------------------
                                                                                 Net                Ratios to
                                                                              Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending               End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset             Period                  Net
    Year Ended       Value Per   Investment Investment   Value per    Total    (000's       Net     Investment     Gross
    August 31          Share       Income     Income       Share      Return   Omitted)  Expenses     Income      Expenses(b)

DAILY ASSETS GOVERNMENT
FUND
         2002(b)       $1.00        $0.02     $(0.02)      $1.00       1.80%  $117,476      0.57%      2.05%       0.59%
         2001           1.00         0.05      (0.05)       1.00       4.95%   198,324      0.57%      4.80%       0.58%
         2000           1.00         0.05      (0.05)       1.00       5.54%   400,418      0.57%      5.41%       0.58%
         1999           1.00         0.05      (0.05)       1.00       4.59%   455,239      0.57%      4.50%       0.59%
         1998           1.00         0.05      (0.05)       1.00       5.22%   443,618      0.57%      5.09%       0.58%

DAILY ASSETS CASH FUND
         2002          $1.00        $0.02     $(0.02)      $1.00       1.75%  $347,469      0.57%      1.84%       0.58%
         2001           1.00         0.05      (0.05)       1.00       5.11%   736,555      0.57%      5.07%       0.57%
         2000           1.00         0.06      (0.06)       1.00       5.65%   863,603      0.58%      5.55%       0.58%
         1999           1.00         0.05      (0.05)       1.00       4.68%   569,409      0.57%      4.56%       0.60%
         1998           1.00         0.05      (0.05)       1.00       5.24%   299,220      0.57%      5.11%       0.61%


(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(b) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                                    MONARCH
                                                                                                       FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
       Additional information about each Fund's investments is available in the Funds' annual/semi-annual reports to shareholders.
                                                                                                INSTITUTIONAL SHARES
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.
                                                                                                   DAILY ASSETS
                              CONTACTING THE FUNDS                                                 TREASURY FUND
  You can get free copies of the Funds' annual/semi-annual reports and the SAI,
      request other information and discuss your questions about the Funds                          DAILY ASSETS
                          by contacting the Funds at:                                             GOVERNMENT FUND

                        Forum Shareholder Services, LLC                                             DAILY ASSETS
                                  P.O. Box 446                                                       CASH FUND
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the
           Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
               obtained by calling the SEC at (202) 942-8090. You
                 can get copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.

                                                                                                  Monarch Funds
                                                                                               Two Portland Square
                    Investment Company Act File No. 811-6742                                  Portland, Maine 04101
                                                                                                 (800) 754-8757


MONARCH FUNDS

                                               PROSPECTUS

                                               April 23, 2003

THREE MONEY MARKET FUNDS                       INSTITUTIONAL SERVICE SHARES
THAT EACH SEEKS TO PROVIDE
HIGH CURRENT INCOME TO THE                     DAILY ASSETS TREASURY FUND
EXTENT CONSISTENT WITH THE                     DAILY ASSETS GOVERNMENT FUND
PRESERVATION OF CAPITAL AND                    DAILY ASSETS CASH FUND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SUMMARY...............................1   YOUR ACCOUNT.........................6
PERFORMANCE...........................3   OTHER INFORMATION...................10
FEE TABLES............................4   FINANCIAL HIGHLIGHTS................11
MANAGEMENT............................4   FOR MORE INFORMATION................14


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THE FUNDS'
SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Institutional Services Shares of three money market funds -- Daily Assets Treasury Fund (formerly Treasury Cash Fund), Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund
(formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Institutional Service Shares have a $100,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.


Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:


          FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Daily Assets Treasury Fund/         At least 80% of net assets invested in Treasury
Treasury Cash Portfolio             Securities and Repurchase Agreements backed by
                                    Treasury Securities

Daily Assets Government Fund/       At least 80% of net assets invested in Government
Government Cash Portfolio           Securities and Repurchase Agreements backed by
                                    Government Securities

Daily Assets Cash Fund/             Invests in a broad spectrum of Money Market
Cash Portfolio                      Securities including:

                                    o  Securities issued by financial institutions,
                                       such as certificates of deposit, bankers'
                                       acceptances and time deposits
                                    o  Securities issued by domestic companies,
                                       such as commercial paper
                                    o  Government Securities
                                    o  Repurchase Agreements


Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.

MONARCH FUNDS
--------------------------------------------------------------------------------


If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.


The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/ Daily Assets Cash Fund, moderate for Government Cash Portfolio/ Daily Assets Government Fund and least for Treasury Cash Portfolio/ Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following charts and table provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. Because Institutional Service Shares for Daily Assets Government Fund and Daily Assets Cash Fund have not operated a full calendar year, the information provided below is for Daily Assets Government Fund's and Daily Assets Cash Fund's Universal Shares, which are not offered in this prospectus. The returns for Institutional Service Shares are expected to be different than those of the other classes shown because of the different expenses of Institutional Service Shares. The Institutional Service Share class of Daily Assets Treasury Fund is the accounting successor to the Institutional Share class of Treasury Cash Fund of Monarch Funds, another registered investment company. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the below referenced share classes have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND
(INSTITUTIONAL SERVICE SHARES)

[EDGAR Representation of Bar Chart:
1994 - 3.75%
1995 - 5.54%
1996 - 4.99%
1997 - 5.05%
1998 - 4.96%
1999 - 4.57%
2000 - 5.91%
2001 - 3.53%
2002 - 1.26%]

Best Quarter:         1.53% (quarter ended 12/31/00)

Worst Quarter:        0.27% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.19%.

DAILY ASSETS GOVERNMENT FUND
(UNIVERSAL SHARES)

[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%
2001 - 4.05%
2002 - 1.78%]

Best Quarter:         1.63% (quarter ended 12/31/00)

Worst Quarter:        0.40% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.31%.

DAILY ASSETS CASH FUND
(UNIVERSAL SHARES)

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%
2001 - 4.19%
2002 - 1.71%]

Best Quarter:         1.65% (quarter ended 12/31/00)

Worst Quarter:        0.38% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.31%.

The following table lists the average annual total return as of December 31, 2002 for the above referenced funds and classes.

                               ONE YEAR    FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
DAILY ASSETS TREASURY FUND       1.26%        4.04%           4.31%             7/12/93
DAILY ASSETS GOVERNMENT FUND     1.78%        4.53%           4.69%            10/29/92
DAILY ASSETS CASH FUND           1.71%        4.59%           4.74%             12/1/92


MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. Expenses for Daily Assets Treasury Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses for Daily Assets Government Fund and Daily Assets Cash Fund are based on annualized estimates for the fiscal year ended August 31, 2003. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                              DAILY ASSETS           DAILY ASSETS           DAILY ASSETS
(expenses that are deducted from Fund assets)(a)              TREASURY              GOVERNMENT                CASH
                                                                FUND                   FUND                   FUND
Management Fees(b)                                             0.14%                   0.13%                  0.13%
Distribution (Rule 12b-1) Fees                                  None                   None                   None
Other Expenses                                                 0.48%                   0.49%                  0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                        0.62%                   0.62%                  0.63%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers have voluntarily agreed to waive a portion of their fees and reimburse Fund expenses in order to limit each Fund's Total Annual Operating Expense to 0.45%. Fee waivers and expense reimbursements may be reduced or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS


DAILY ASSETS TREASURY  FUND            $63                 $199                $346                $774
DAILY ASSETS GOVERNMENT  FUND          $63                 $199                $346                $774
DAILY ASSETS CASH FUND                 $64                 $202                $351                $786


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and two bond fund.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.


During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $44 billion.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


After the merger of the Funds and the Forum Funds, Forum Trust, LLC will serve as the Funds' custodian.


Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of Institutional Service Shares for the sale and distribution of the shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Institutional Service Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Service Shares. Because Institutional Service Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

MONARCH FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Trust or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                        OR:                                  ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                     Comerica Securities, Inc.                 Comerica Bank
     P.O. Box 446                      201 North Figueroa Street                 ABA #121137522
     Portland, Maine 04112             1st Floor, MC:4641                        FOR CREDIT TO:
                                       Los Angeles, California 90012             Forum Shareholder Services, LLC
                                                                                 Account # 1891488817
                                       TELEPHONE US TOLL-FREE AT:                (Name of Fund) - Institutional Service Shares
                                            (800) 754-8757                       (Your Name)
                                                                                 (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:             PAYMENT MUST BE RECEIVED BY:

  11:00 a.m., Pacific Time                    1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

      CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

      ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

      WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Service Shares is $100,000.

ACCOUNT REQUIREMENTS

                                TYPE OF ACCOUNT                                                   REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:             o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                     o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a          account under the UGMA or the UTMA
child and obtain tax benefits                                   o  The custodian must sign instructions in a manner
                                                                   indicating custodial capacity
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
TRUSTS                                                          o  The trust must be established before an account can be
                                                                   opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees



                HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK
o  Call or write us for an account application                  BY CHECK
o  Complete the application (and other required                 o  Fill out an investment slip from a confirmation or write us
   documents)                                                      a letter
o  Mail us your application (and other required                 o  Write your account number on your check
   documents) and a check                                       o  Mail us the slip (or your letter) and the check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required                 o  Instruct your financial institution to wire your money to us documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money
   to us
BY ACH PAYMENT
o  Call or write us for an account application
o  Complete the application (and other required
   documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  We will electronically debit your purchase amount
   from your account at a designated financial institution

MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                            HOW TO SELL YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Institutional Service Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY CHECK
o  Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification o Redemption proceeds will be:
o  Mailed to you OR
o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Institutional Service Shares of a Fund for Institutional Service Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
o  Your account number(s)
o  Exact name(s) in which account is registered
o  Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Service Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. Data for Daily Assets Government Fund and Daily Assets Cash Fund's Universal Shares is included in this table, as Institutional Service Shares for these two funds had not commenced as of August 31, 2002. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares of Daily Assets Treasury Fund and Universal Shares of Daily Assets Government Fund and Daily Assets Cash Fund (assuming the reinvestment of all distributions). The information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge. The Institutional Service Share class of Daily Assets Treasury Fund is the accounting successor to the Institutional Share class of Treasury Cash Fund of Monarch Funds, another registered investment company.

                            SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------            -----------------------------------------------
                                                                                  Net                Ratios to
                                                                               Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending                End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset              Period                  Net
                     Value Per   Investment Investment   Value per     Total    (000's       Net     Investment     Gross
Year Ended August 31   Share       Income     Income       Share       Return   Omitted)  Expenses     Income      Expenses(b)

DAILY ASSETS TREASURY FUND
         2002(b)       $1.00       $0.02      $(0.02)     $1.00         1.57%   $ 20,068     0.45%      1.68%        0.62%
         2001           1.00        0.05       (0.05)      1.00         4.92%     50,554     0.45%      4.57%        0.61%
         2000           1.00        0.05       (0.05)      1.00         5.47%     30,480     0.45%      5.30%        0.62%
         1999           1.00        0.04       (0.04)      1.00         4.50%     55,134     0.45%      4.43%        0.62%
         1998           1.00        0.05       (0.05)      1.00         5.11%     91,122     0.45%      5.00%        0.67%
DAILY ASSETS GOVERNMENT FUND
Universal Shares
         2002(c)       $1.00       $0.02      $(0.02)     $1.00         2.17%   $ 81,426     0.21%      2.17%        0.25%
         2001           1.00        0.05       (0.05)      1.00         5.34%    164,500     0.20%      5.29%        0.23%
         2000           1.00        0.06       (0.06)      1.00         5.94%    225,697     0.20%      5.73%        0.24%
         1999           1.00        0.05       (0.05)      1.00         5.00%    277,549     0.18%      4.88%        0.25%
         1998           1.00        0.05       (0.05)      1.00         5.63%    253,644     0.18%      5.48%        0.26%
DAILY ASSETS CASH FUND
Universal Shares
         2002          $1.00       $0.02      $(0.02)     $1.00         2.12%   $ 46,833     0.21%      2.03%        0.25%
         2001           1.00        0.05       (0.05)      1.00         5.49%     37,236     0.20%      5.68%        0.24%
         2000           1.00        0.06       (0.06)      1.00         6.04%     70,451     0.20%      5.84%        0.23%
         1999           1.00        0.05       (0.05)      1.00         5.09%     98,705     0.18%      4.99%        0.25%
         1998           1.00        0.06       (0.06)      1.00         5.65%     91,671     0.18%      5.48%        0.29%

(a)  All ratios for periods of less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.
(d)  Commenced operations on October 19, 2000.
(e)  Commenced operations on September 7, 2000.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                                    MONARCH
                                                                                                       FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
       Additional information about each Fund's investments is available
           in the Funds' annual/semi-annual reports to shareholders.                               INSTITUTIONAL
                                                                                                   SERVICE SHARES
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.
                                                                                                   DAILY ASSETS
                              CONTACTING THE FUNDS                                                 TREASURY FUND
  You can get free copies of the Funds' annual/semi-annual reports and the SAI,
      request other information and discuss your questions about the Funds                          DAILY ASSETS
                          by contacting the Funds at:                                             GOVERNMENT FUND

                        Forum Shareholder Services, LLC                                             DAILY ASSETS
                                  P.O. Box 446                                                       CASH FUND
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the
           Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
               obtained by calling the SEC at (202) 942-8090. You
                 can get copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.

                                                                                                  Monarch Funds
                                                                                               Two Portland Square
                    Investment Company Act File No. 811-6742                                  Portland, Maine 04101
                                                                                                 (800) 754-8757


14


MONARCH FUNDS
--------------------------------------------------------------------------------





                                               PROSPECTUS


                                               April 23, 2003




                                               INVESTOR SHARES

THREE MONEY MARKET FUNDS                       DAILY ASSETS TREASURY FUND
THAT EACH SEEKS TO PROVIDE                     DAILY ASSETS GOVERNMENT FUND
HIGH CURRENT INCOME TO THE                     DAILY ASSETS CASH FUND
EXTENT CONSISTENT WITH THE
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------------------------------------------------------

                                                       TABLE OF CONTENTS


SUMMARY......................................................1    YOUR ACCOUNT................................................5
PERFORMANCE..................................................3    OTHER INFORMATION..........................................10
FEE TABLES...................................................4    FINANCIAL HIGHLIGHTS.......................................11
MANAGEMENT...................................................4    FOR MORE INFORMATION.......................................14



--------------------------------------------------------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION  HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest. ]


This Prospectus offers Investor Shares of three money market funds -- Daily Assets Treasury Fund (formerly Treasury Cash Fund), Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund (formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.


Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:


          FUND/PORTFOLIO                        PRIMARY INVESTMENTS
Daily Assets Treasury Fund/    At least 80% of net assets invested in Treasury
Treasury Cash Portfolio        Securities and Repurchase Agreements backed by
                               Treasury Securities

Daily Assets Government Fund/  At least 80% of net assets invested in Government
Government Cash Portfolio      Securities and Repurchase Agreements backed by
                               Government Securities

Daily Assets Cash Fund/        Invests in a broad spectrum of Money Market
Cash Portfolio                 Securities including:

                               o Securities issued by financial institutions, such as certificates of deposit, bankers' acceptances and time deposits
                               o Securities issued by domestic companies, such as commercial paper
                               o   Government Securities
                               o   Repurchase Agreements


Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.

If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.

MONARCH FUNDS
--------------------------------------------------------------------------------

The Adviser continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose


PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund, moderate for Government Cash Portfolio/Daily Assets Government Fund and least for Treasury Cash Portfolio/Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------


PERFORMANCE
-------------------------------------------------------------------------------

The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.


YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND

Best Quarter:         1.43% (quarter ended 12/31/00)

Worst Quarter:        0.17% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.10%.

[EDGAR REPRESENTATION OF BAR CHART:
1996-  4.60%
1997-  4.65%
1998-  4.57%
1999-  4.17%
2000-  5.50%
2001-  3.14%
2002-  0.86%  ]


DAILY ASSETS GOVERNMENT FUND

Best Quarter:         1.47% (quarter ended 12/31/00)

Worst Quarter:        0.23% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.15%.

[EDGAR REPRESENTATION OF BAR CHART:
2000-  5.67%
2001-  3.39%
2002-  1.13%  ]


DAILY ASSETS CASH FUND

Best Quarter:         1.49% (quarter ended 12/31/00)

Worst Quarter:        0.22% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.15 %.

[EDGAR REPRESENTATION OF BAR CHART:
1996-  4.78%
1997-  4.90%
1998-  4.87%
1999-  4.49%
2000-  5.75%
2001-  3.55%
2002-  1.07%  ]





The following table lists the average annual total return as of December 31, 2001.

                                              ONE YEAR           FIVE YEARS      SINCE INCEPTION       INCEPTION DATE

DAILY ASSETS TREASURY FUND                     0.86%               3.63%              3.95%               10/25/95
DAILY ASSETS GOVERNMENT FUND                   1.13%                N/A               3.39%               12/30/99
DAILY ASSETS CASH FUND                         1.07%               3.44%              4.27%               6/16/95


MONARCH FUNDS
-------------------------------------------------------------------------------


FEE TABLES
-------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                           DAILY ASSETS            DAILY ASSETS           DAILY ASSETS
(expenses that are deducted from Fund assets)(a)        TREASURY  FUND          GOVERNMENT FUND           CASH FUND
Management Fees(b)                                            0.14%                   0.14%                0.14%
Distribution (Rule 12b-1) Fees                                0.25%                   0.25%                0.25%
Other Expenses                                                0.48%                   0.46%                0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                       0.87%                   0.85%                0.83%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers voluntarily waived a portion of their fees so that actual Total Annual Fund Operating Expenses were 0.85% for Daily Assets Treasury Fund. Fee waivers and expense reimbursements may be reduced or eliminated at any time.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS
DAILY ASSETS TREASURY FUND                   $88                 $276               $480               $1,067
DAILY ASSETS GOVERNMENT FUND                 $87                 $271               $471               $1,049
DAILY ASSETS CASH FUND                       $85                 $265               $460               $1,025



MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.


During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

                                                                   MONARCH FUNDS
-------------------------------------------------------------------------------


Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $116 billion.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


After the merger of the Funds and Forum Funds, Forum Trust. LLC will serve as the Funds' custodian.


Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUN
-------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

Contact the Fund or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                        OR:                                 ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                     Comerica Securities, Inc.                Comerica Bank
     P.O. Box 446                      201 North Figueroa Street                ABA #121137522
     Portland, Maine 04112             1st Floor, MC:4641                       FOR CREDIT TO:
                                       Los Angeles, California 90012            Forum Shareholder Services, LLC
                                                                                Account # 1891488817
                                       TELEPHONE US TOLL-FREE AT:               (Name of Fund) - Investor Shares
                                            (800) 754-8757                      (Your Name)
                                                                                (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

      ORDER MUST BE RECEIVED BY:         PAYMENT MUST BE RECEIVED BY:
       11:00 a.m., Pacific Time             1:00 p.m., Pacific Time

MONARCH FUNDS
-------------------------------------------------------------------------------


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

                                                                   MONARCH FUNDS
-------------------------------------------------------------------------------


   ACCOUNT REQUIREMENTS

                         TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                 required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more owners         the account
(tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a child          custodial account under the UGMA or the UTMA
and obtain tax benefits                                             o    The custodian must sign instructions in a
                                                                         manner indicating custodial capacity
BUSINESS ENTITIES                                                   o    Submit a secretary's (or similar) certificate
                                                                         covering incumbency and authority
TRUSTS                                                              o    The trust must be established before an
                                                                         account can be opened
                                                                    o    Provide the first and signature pages from
                                                                         the trust document identifying the trustees

INVESTMENT PROCEDURES

                   HOW TO OPEN AN ACCOUNT                                            HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o    Fill out an investment slip from a confirmation or write
o   Complete the  application  (and other required  documents)           us a letter
o   Mail us your  application  (and other required  documents)      o    Write your account number on your check
    and a check

                                                                    o    Mail us the  slip  (or  your  letter)  and the
                                                                         check
BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o    Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o    Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                  your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money to us
BY ACH PAYMENT o
o   Call or write us for an account  application
o   Complete the application (and other required documents)
o   Call us to fax the completed application (and other
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   We will electronically debit your purchase proceeds from
    the financial institution account identified on your
    account application

MONARCH FUNDS
-------------------------------------------------------------------------------


LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.


                             HOW TO SELL YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Investor Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o   Call us with your  request (unless  you  declined   telephone  redemption
    privileges   on  your  account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s)  in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:


     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number(s)
     o The names of each Fund and share class from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain  a  signature guarantee (if required)
o    Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number(s)
     o    Exact name(s) in which account is registered
     o    Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES


In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Institutional Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

MONARCH FUNDS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Investor Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                                             SELECTED DATA FOR A SINGLE SHARE                     RATIOS/SUPPLEMENTAL DATA
                                         ------------------------------------------           --------------------------------
                                                                                      Net               Ratios to
                                                  Distributions                    Assets at      Average Net Assets(a)
                             Beginning     Net      From Net    Ending              End of     ------------------------------
                             Net Asset  Investment Investment  NetAsset             Period               Net
                             Value Per   Income      Income    Value per  Total    (000's        Net   Investment   Gross
                               Share                             Share    Return   Omitted)  Expenses   Income    Expenses(b)
    Year Ended August 31
DAILY ASSETS TREASURY FUND
         2002(c)                $1.00      $0.01    $(0.01)     $1.00     1.17%    $133,758    0.85%     1.22%      0.87%
         2001                    1.00       0.04     (0.04)      1.00     4.52%     233,138    0.84%     4.52%      0.84%
         2000                    1.00       0.05     (0.05)      1.00     5.06%     314,305    0.84%     5.01%      0.85%
         1999                    1.00       0.04     (0.04)      1.00     4.10%     232,624    0.83%     4.02%      0.89%
         1998                    1.00       0.05     (0.05)      1.00     4.72%      57,957    0.82%     4.62%      0.91%

DAILY ASSETS GOVERNMENT FUND
         2002(c)                $1.00      $0.02    $(0.02)     $1.00     1.52%     $58,397    0.85%     1.43%      0.85%
         2001                    1.00       0.05     (0.05)      1.00     4.68%      61,546    0.84%     4.51%      0.84%
         2000(d)                 1.00       0.04     (0.04)      1.00     3.68%      36,091    0.85%     5.70%      0.97%

DAILY ASSETS CASH FUND
         2002                   $1.00      $0.01    $(0.01)     $1.00     1.48%    $646,285    0.83%     1.51%      0.83%
         2001                    1.00       0.05     (0.05)      1.00     4.85%     791,138    0.82%     4.78%      0.82%
         2000                    1.00       0.05     (0.05)      1.00     5.38%     994,191    0.83%     5.40%      0.85%
         1999                    1.00       0.04     (0.04)      1.00     4.41%     269,421    0.83%     4.30%      0.85%
         1998                    1.00       0.05     (0.05)      1.00     4.97%     181,754    0.83%     4.86%      0.86%


(a)  All ratios for periods of less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any fee waivers and expense reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
                                                                                                   MONARCH
                           ANNUAL/SEMI-ANNUAL REPORTS                                               FUNDS

             Additional information about each Fund's investments is                           INVESTOR SHARES
                   available in the Funds' annual/semi-annual
                            reports to shareholders.

                                                                                                DAILY ASSETS
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                 TREASURY FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                             DAILY ASSETS
                                                                                              GOVERNMENT FUND
                              CONTACTING THE FUNDS
            You can get free copies of the Funds' annual/semi-annual                            DAILY ASSETS
    reports and the SAI, request other information and discuss your questions                    CASH FUND
                   about the Funds by contacting the Funds at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the
  Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.
                                                                                                Monarch Funds
                                                                                             Two Portland Square
                                                                                            Portland, Maine 04101
                                                                                               (800) 754-8757

                    Investment Company Act File No. 811-6742

MONARCH FUNDS
--------------------------------------------------------------------------------





                                               PROSPECTUS


                                               April 23, 2003




                                               PREFERRED SHARES

THREE MONEY MARKET FUNDS                       DAILY ASSETS TREASURY FUND
THAT EACH SEEKS TO PROVIDE                     DAILY ASSETS GOVERNMENT FUND
HIGH CURRENT INCOME TO THE                     DAILY ASSETS CASH FUND
EXTENT CONSISTENT WITH THE
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------------------------------------------------------

                                                       TABLE OF CONTENTS


SUMMARY......................................................1    YOUR ACCOUNT................................................5
PERFORMANCE..................................................3    OTHER INFORMATION..........................................10
FEE TABLES...................................................4    FINANCIAL HIGHLIGHTS.......................................11
MANAGEMENT...................................................4    FOR MORE INFORMATION.......................................14



--------------------------------------------------------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION  HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest. ]


This Prospectus offers Preferred Shares of three money market funds -- Daily Assets Treasury Fund (formerly Treasury Cash Fund), Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund (formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Preferred Shares are designed for institutional investors and have a $10,000,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.


Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:


       FUND/PORTFOLIO                         PRIMARY INVESTMENTS
Daily Assets Treasury Fund/        At least 80% of net assets invested in
Treasury Cash Portfolio            Treasury Securities and Repurchase Agreements
                                   backed by Treasury Securities
Daily Assets Government Fund/      At least 80% of net assets invested in
Government Cash Portfolio          Government Securities and Repurchase
                                   Agreements backed by Government Securities
Daily Assets Cash Fund/            Invests in a broad spectrum of Money Market
Cash Portfolio                     Securities including:
                                   o   Securities issued by financial
                                       institutions, such as certificates of
                                       deposit, bankers' acceptances and time
                                       deposits
                                   o   Securities issued by domestic companies,
                                       such as commercial paper
                                   o   Government Securities
                                   o   Repurchase Agreements

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.



If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.

MONARCH FUNDS
--------------------------------------------------------------------------------


The Adviser continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose


PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund, moderate for Government Cash Portfolio/Daily Assets Government Fund and least for Treasury Cash Portfolio/Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


The following charts and table provide some indication of the risks of investing in a Fund's Preferred Shares by showing changes in performance and investment returns from year to year. Because Daily Assets Treasury Fund's Preferred Shares have not operated a full calendar year, the information provided below is for Daily Assets Treasury Fund's Institutional Service Shares, which are not offered in this prospectus. The returns for Preferred Shares are expected to be different from the other class shown because of the different expenses of Preferred Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following chart shows the annual total returns for each full calendar year that the below referenced share classes have operated.

YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND (INSTITUTIONAL SERVICE
SHARES)

Best Quarter:           1.53% (quarter ended 12/31/00)

Worst Quarter:          0.27% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.19%.

[EDGAR REPRESENTATION OF BAR CHART:
1994-  3.75%
1995-  5.54%
1996-  4.99%
1997-  5.05%
1998-  4.96%
1999-  4.57%
2000-  5.91%
2001-  3.53%
2002-  1.26%  ]


DAILY ASSETS GOVERNMENT FUND

Best Quarter:           0.53% (quarter ended 12/31/00)

Worst Quarter:          0.42% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.33%.

[EDGAR REPRESENTATION OF BAR CHART:
2002-  1.86%  ]


DAILY ASSETS CASH FUND

Best Quarter:           0.49% (quarter ended 12/31/00)

Worst Quarter:          0.41% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.33%.

[EDGAR REPRESENTATION OF BAR CHART:
2002-  1.79%  ]




The following table lists the average annual total return as of December 31, 2002 for the above referenced Funds and classes.

                                             ONE YEAR          FIVE YEARS       SINCE INCEPTION     INCEPTION DATE
DAILY ASSETS TREASURY FUND                    1.26%               4.04%              4.31%              7/12/93
DAILY ASSETS GOVERNMENT FUND                  1.86%                N/A               2.18%              8/10/01
DAILY ASSETS CASH FUND                        1.79%                N/A               2.15%              8/10/01


MONARCH FUNDS
-------------------------------------------------------------------------------

FEE TABLES
-------------------------------------------------------------------------------


The following table describes the various fees and expenses that you will pay if you invest in Preferred Shares of a Fund. Expenses for Daily Assets Government Fund and Daily Assets Cash Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses for Daily Assets Treasury Fund are estimated for the fiscal year ending August 31, 2003. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE        DAILY ASSETS         DAILY ASSETS          DAILY ASSETS
DEDUCTED FROM FUND ASSETS) (A)                         TREASURY  FUND       GOVERNMENT  FUND         CASH FUND
Management Fees(b)                                         0.14%                 0.14%                 0.14%
Distribution (Rule 12b-1) Fees                              None                  None                 None
Other Expenses                                             0.07%                 0.08%                 0.06%
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.21%                 0.22%                 0.20%
Fee Waiver and Expense Reimbursement                       0.06%                 0.10%                 0.08%
NET EXPENSES(c)                                            0.15%                 0.12%                 0.12%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers have contractually agreed to waive a portion of their fees and reimburse certain expenses through December 31, 2003.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Preferred Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Preferred Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that Total Annual Fund Operating Expenses or its Net Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS
DAILY ASSETS TREASURY FUND                   $15                 $62                $112                $262
DAILY ASSETS GOVERNMENT FUND                 $12                  $61               $114                $270
DAILY ASSETS CASH FUND                       $13                  $57               $105                $248


MANAGEMENT
-------------------------------------------------------------------------------

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and two bond funds.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.

                                                                   MONARCH FUNDS
-------------------------------------------------------------------------------


During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $116 billion.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


After the merger of the Funds and Forum Funds, Forum Trust, LLC will serve as the Funds' custodian.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Preferred Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

     WRITE TO US AT:                    ACH OR WIRE INVESTMENTS TO:
          Monarch Funds                      Comerica Bank
          P.O. Box 446                       ABA #121137522
          Portland, Maine 04112              FOR CREDIT TO:
                                             Forum Shareholder Services, LLC
                                             Account # 1891488817
     TELEPHONE US TOLL-FREE AT:              (Name of Fund) - Preferred Shares
          (800) 754-8757                     (Your Name)
                                             (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


   ORDER MUST BE RECEIVED BY:                 PAYMENT MUST BE RECEIVED BY:
    11:00 a.m., Pacific Time                     1:00 p.m., Pacific Time

MONARCH FUNDS
-------------------------------------------------------------------------------

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated also may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Preferred Shares is $10,000,000.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


   ACCOUNT REQUIREMENTS

                         TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                 required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more owners         the account
(tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a child          custodial account under the UGMA or the UTMA
and obtain tax benefits                                             o    The custodian must sign instructions in a
                                                                         manner indicating custodial capacity
BUSINESS ENTITIES                                                   o    Submit a secretary's (or similar) certificate
                                                                         covering incumbency and authority
TRUSTS                                                              o    The trust must be established before an
                                                                         account can be opened
                                                                    o    Provide the first and signature pages from
                                                                         the trust document identifying the trustees

INVESTMENT PROCEDURES

                   HOW TO OPEN AN ACCOUNT                                            HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o    Fill out an investment slip from a confirmation or write
o   Complete the  application  (and other required  documents)           us a letter
o   Mail us your  application  (and other required  documents)      o    Write your account number on your check
    and a check                                                     o    Mail us the  slip  (or  your  letter)  and the
                                                                         check
BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o    Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o    Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                  your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money to us
BY ACH PAYMENT
o   Call or write us for an account  application
o   Complete the application (and other required documents)
o   Call us to fax the completed application (and other
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   We will electronically debit your purchase proceeds from
    the financial institution account identified on your
    account application

MONARCH FUNDS
-------------------------------------------------------------------------------


LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.


                             HOW TO SELL YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Preferred Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o   Call us with your  request (unless  you  declined   telephone  redemption
    privileges   on  your  account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s)  in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
    o Redemption proceeds will be electronically credited to your account at the financial institution identified in your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------



SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:


     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below 100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number(s)
     o The names of each Fund and share class from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
     o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain  a  signature guarantee (if required)
o    Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number(s)
     o    Exact name(s) in which account is registered
     o    Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------


OTHER INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust, another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES


In addition to Preferred Shares, each Fund offers Universal Shares, Institutional Shares, Institutional Service Shares and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts, and Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Preferred Shares of each Fund. Data for Daily Assets Treasury Fund's Institutional Service Shares and Universal Shares are included in this table, as Preferred Shares had not commenced as of August 31, 2002. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares and Universal Shares of Daily Assets Treasury Fund and Preferred Shares of Daily Assets Government Fund or Daily Assets Cash Fund (assuming the reinvestment of all distributions). The information in the table has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                                             SELECTED DATA FOR A SINGLE SHARE                     RATIOS/SUPPLEMENTAL DATA
                                        ------------------------------------------           --------------------------------
                                                                                        Net               Ratios to
                                                    Distributions                    Assets at      Average Net Assets(a)
                               Beginning     Net      From Net    Ending              End of     ------------------------------
                               Net Asset  Investment Investment  NetAsset             Period               Net
                               Value Per   Income      Income    Value per  Total    (000's        Net   Investment   Gross
                                 Share                             Share    Return   Omitted)  Expenses   Income    Expenses(b)
Year Ended August 31,
DAILY ASSETS TREASURY FUND
Institutional Service Shares
         2002(c)                 $1.00     $0.02     $(0.02)     $1.00      1.57%   $ 20,068     0.45%      1.68%      0.62%
         2001                     1.00      0.05      (0.05)      1.00      4.92%     50,554     0.45%      4.57%      0.61%
         2000                     1.00      0.05      (0.05)      1.00      5.47%     30,480     0.45%      5.30%      0.62%
         1999                     1.00      0.04      (0.04)      1.00      4.50%     55,134     0.45%      4.43%      0.62%
         1998                     1.00      0.05      (0.05)      1.00      5.11%     91,122     0.45%      5.00%      0.67%
Universal Shares
         2002(c)                 $1.00     $0.02     $(0.02)     $1.00      1.82%   $    105     0.20%      1.81%      8.77%
         2001                     1.00      0.05      (0.05)      1.00      5.24%        102     0.20%      6.22%      0.92%
         2000(e)                  1.00      0.04      (0.04)      1.00      4.02%      5,976     0.20%      5.86%      0.38%
DAILY ASSETS GOVERNMENT FUND
         2002(c)                 $1.00     $0.02     $(0.02)     $1.00      2.25%   $ 12,041     0.12%      2.19%      0.22%
         2001(f)                  1.00        -(d)       -(d)     1.00      0.22%          8     0.12%      3.64%     97.77%
DAILY ASSETS CASH FUND
         2002                    $1.00     $0.02     $(0.02)     $1.00      2.21%   $ 13,095     0.12%      1.88%      0.20%
         2001(f)                  1.00        -(d)       -(d)     1.00      0.22%          8     0.12%      3.76%     91.14%


(a)  All ratios for periods less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Less than $0.01 per share.
(e)  Commenced operations December 30, 1999.
(f)  Commenced operations August 10, 2001.


MONARCH FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION                                                 MONARCH
                                                                                                    FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
             Additional information about each Fund's investments is                          PREFERRED SHARES
                   available in the Funds' annual/semi-annual
                            reports to shareholders.

                                                                                                DAILY ASSETS
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                 TREASURY FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                             DAILY ASSETS
                                                                                              GOVERNMENT FUND
                              CONTACTING THE FUNDS
            You can get free copies of the Funds' annual/semi-annual                            DAILY ASSETS
    reports and the SAI, request other information and discuss your questions                    CASH FUND
                   about the Funds by contacting the Funds at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the
  Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.
                                                                                                Monarch Funds
                                                                                             Two Portland Square
                                                                                            Portland, Maine 04101
                                                                                               (800) 754-8757
                    Investment Company Act File No. 811-6742

                                      RNC
                                     CENTER
                                    CAPITAL
                                   MANAGEMENT
--------------------------------------------------------------------------------





                                               PROSPECTUS



                                               April 23, 2003




                                               MONARCH FUNDS - INVESTOR SHARES

THREE MONEY MARKET FUNDS                       DAILY ASSETS TREASURY FUND
THAT EACH SEEKS TO PROVIDE                     DAILY ASSETS GOVERNMENT FUND
HIGH CURRENT INCOME TO THE                     DAILY ASSETS CASH FUND
EXTENT CONSISTENT WITH THE
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------------------------------------------------------

                                                       TABLE OF CONTENTS



SUMMARY......................................................1    YOUR ACCOUNT................................................5
PERFORMANCE..................................................3    OTHER INFORMATION..........................................10
FEE TABLES...................................................4    FINANCIAL HIGHLIGHTS.......................................11
MANAGEMENT...................................................4    FOR MORE INFORMATION.......................................14


--------------------------------------------------------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

-------------------------------------------------------------------------------

[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest. ]


This Prospectus offers Investor Shares of three money market funds -- Daily Assets Treasury Fund (formerly Treasury Cash Fund), Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund (formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.



INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES



Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.



Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:



        FUND/PORTFOLIO              PRIMARY  INVESTMENTS

Daily Assets  Treasury  Fund/  Atleast 80% of net assets invested in Treasury
Treasury Cash Portfolio        Securities and Repurchase Agreements backed by
                               Treasury Securities

Daily Assets Government Fund/  At least 80% of net assets invested in Government
Government Cash Portfolio      Securities and Repurchase Agreements backed by
                               Government Securities

Daily Assets Cash Fund/        Invests in a broad spectrum of Money Market
Cash Portfolio                 Securities including:

                               o Securities issued by financial institutions, such as certificates of deposit, bankers' acceptances and time deposits
                               o Securities issued by domestic companies, such as commercial paper
                               o   Government Securities
                               o   Repurchase Agreements



Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.

If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.

MONARCH FUNDS
--------------------------------------------------------------------------------


The Adviser continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.



The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.



CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund, moderate for Government Cash Portfolio/Daily Assets Government Fund and least for Treasury Cash Portfolio/Daily Assets Treasury Fund.



MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------


PERFORMANCE

-------------------------------------------------------------------------------

The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.



YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND

Best Quarter:         1.43% (quarter ended 12/31/00)

Worst Quarter:        0.17% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.10%.

[EDGAR REPRESENTATION OF BAR CHART:
1996-  4.60%
1997-  4.65%
1998-  4.57%
1999-  4.17%
2000-  5.50%
2001-  3.14%
2002-  0.86%  ]


DAILY ASSETS GOVERNMENT FUND

Best Quarter:         1.47% (quarter ended 12/31/00)

Worst Quarter:        0.23% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.15%.

[EDGAR REPRESENTATION OF BAR CHART:
2000-  5.67%
2001-  3.39%
2002-  1.13%  ]


DAILY ASSETS CASH FUND

Best Quarter:         1.49% (quarter ended 12/31/00)

Worst Quarter:        0.22% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.15 %.

[EDGAR REPRESENTATION OF BAR CHART:
1996-  4.78%
1997-  4.90%
1998-  4.87%
1999-  4.49%
2000-  5.75%
2001-  3.55%
2002-  1.07%  ]



The following table lists the average annual total return as of December 31, 2001.


                                              ONE YEAR           FIVE YEARS      SINCE INCEPTION       INCEPTION DATE


DAILY ASSETS TREASURY FUND                     0.86%               3.63%              3.95%               10/25/95
DAILY ASSETS GOVERNMENT FUND                   1.13%                N/A               3.39%               12/30/99
DAILY ASSETS CASH FUND                         1.07%               3.44%              4.27%               6/16/95


MONARCH FUNDS
-------------------------------------------------------------------------------


FEE TABLES
-------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.



ANNUAL FUND OPERATING EXPENSES                           DAILY ASSETS            DAILY ASSETS           DAILY ASSETS
(expenses that are deducted from Fund assets)(a)        TREASURY  FUND          GOVERNMENT FUND           CASH FUND
Management Fees(b)                                            0.14%                   0.14%                0.14%
Distribution (Rule 12b-1) Fees                                0.25%                   0.25%                0.25%
Other Expenses                                                0.48%                   0.46%                0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                       0.87%                   0.85%                0.83%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all  investment  advisory  and  administration  fees.
(c) Certain service providers voluntarily waived a portion of their fees so that actual Total Annual Fund Operating Expenses were 0.85% for Daily Assets Treasury Fund. Fee waivers and expense reimbursements may be reduced or eliminated at any time.



EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                           ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS
DAILY ASSETS TREASURY FUND                   $88                 $276               $480               $1,067
DAILY ASSETS GOVERNMENT FUND                 $87                 $271               $471               $1,049
DAILY ASSETS CASH FUND                       $85                 $265               $460               $1,025


MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.



During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

                                                                   MONARCH FUNDS
-------------------------------------------------------------------------------


Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $116 billion.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


After the merger of the Funds and Forum Funds, Forum Trust. LLC will serve as the Funds' custodian.


Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

Contact the Fund or Comerica Securities, Inc. for an account application or for further information as follows:


WRITE TO US AT:                        OR:                                 ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                     Comerica Securities, Inc.                Comerica Bank
     P.O. Box 446                      201 North Figueroa Street                ABA #121137522
     Portland, Maine 04112             1st Floor, MC:4641                       FOR CREDIT TO:
                                       Los Angeles, California 90012            Forum Shareholder Services, LLC
                                                                                Account # 1891488817
                                       TELEPHONE US TOLL-FREE AT:               (Name of Fund) - Investor Shares
                                            (800) 754-8757                      (Your Name)
                                                                                (Your Account Number)


GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

      ORDER MUST BE RECEIVED BY:         PAYMENT MUST BE RECEIVED BY:
       11:00 a.m., Pacific Time             1:00 p.m., Pacific Time

MONARCH FUNDS
-------------------------------------------------------------------------------


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

                                                                   MONARCH FUNDS
-------------------------------------------------------------------------------


   ACCOUNT REQUIREMENTS

                         TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                 required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more owners         the account
(tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a child          custodial account under the UGMA or the UTMA
and obtain tax benefits                                             o    The custodian must sign instructions in a
                                                                         manner indicating custodial capacity
BUSINESS ENTITIES                                                   o    Submit a secretary's (or similar) certificate
                                                                         covering incumbency and authority
TRUSTS                                                              o    The trust must be established before an
                                                                         account can be opened
                                                                    o    Provide the first and signature pages from
                                                                         the trust document identifying the trustees

INVESTMENT PROCEDURES

                   HOW TO OPEN AN ACCOUNT                                            HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o    Fill out an investment slip from a confirmation or write
o   Complete the  application  (and other required  documents)           us a letter
o   Mail us your  application  (and other required  documents)      o    Write your account number on your check
    and a check                                                     o    Mail us the slip (or your letter) and the check
BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o    Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o    Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                  your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money to us
BY ACH PAYMENT
o   Call or write us for an account  application
o   Complete the application (and other required documents)
o   Call us to fax the completed application (and other
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   We will electronically debit your purchase proceeds from
    the financial institution account identified on your
    account application

MONARCH FUNDS
-------------------------------------------------------------------------------


LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                            HOW TO SELL YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Investor Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o   Call us with your  request (unless  you  declined   telephone  redemption
    privileges   on  your  account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s)  in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:


     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number(s)
     o The names of each Fund and share class from which you are selling and into which you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain  a  signature  guarantee  (if  required)
o    Mail us your  request  and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number(s)
     o    Exact name(s) in which account is registered
     o    Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES


In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Institutional Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Investor Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.



                                             SELECTED DATA FOR A SINGLE SHARE                     RATIOS/SUPPLEMENTAL DATA
                                         ------------------------------------------           --------------------------------
                                                                                      Net               Ratios to
                                                  Distributions                    Assets at      Average Net Assets(a)
                             Beginning     Net      From Net    Ending              End of     ------------------------------
                             Net Asset  Investment Investment  NetAsset             Period               Net
                             Value Per   Income      Income    Value per  Total    (000's        Net   Investment   Gross
                               Share                             Share    Return   Omitted)  Expenses   Income    Expenses(b)
    Year Ended August 31
DAILY ASSETS TREASURY FUND

         2002(c)                $1.00      $0.01    $(0.01)     $1.00     1.17%    $133,758    0.85%     1.22%      0.87%
         2001                    1.00       0.04     (0.04)      1.00     4.52%     233,138    0.84%     4.52%      0.84%
         2000                    1.00       0.05     (0.05)      1.00     5.06%     314,305    0.84%     5.01%      0.85%
         1999                    1.00       0.04     (0.04)      1.00     4.10%     232,624    0.83%     4.02%      0.89%
         1998                    1.00       0.05     (0.05)      1.00     4.72%      57,957    0.82%     4.62%      0.91%
DAILY ASSETS GOVERNMENT FUND
         2002(c)                $1.00      $0.02    $(0.02)     $1.00     1.52%     $58,397    0.85%     1.43%      0.85%
         2001                    1.00       0.05     (0.05)      1.00     4.68%      61,546    0.84%     4.51%      0.84%
         2000(d)                 1.00       0.04     (0.04)      1.00     3.68%      36,091    0.85%     5.70%      0.97%
DAILY ASSETS CASH FUND
         2002                   $1.00      $0.01    $(0.01)     $1.00     1.48%    $646,285    0.83%     1.51%      0.83%
         2001                    1.00       0.05     (0.05)      1.00     4.85%     791,138    0.82%     4.78%      0.82%
         2000                    1.00       0.05     (0.05)      1.00     5.38%     994,191    0.83%     5.40%      0.85%
         1999                    1.00       0.04     (0.04)      1.00     4.41%     269,421    0.83%     4.30%      0.85%
         1998                    1.00       0.05     (0.05)      1.00     4.97%     181,754    0.83%     4.86%      0.86%


(a)  All ratios for  periods  of less than one year are  annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any fee waivers and expense reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                                 MONARCH
                                                                                                    FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS
             Additional information about each Fund's investments is                           INVESTOR SHARES
                   available in the Funds' annual/semi-annual
                            reports to shareholders.

                                                                                                DAILY ASSETS
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                  TREASURY FUND
            The  SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                             DAILY ASSETS
                                                                                              GOVERNMENT FUND
                              CONTACTING THE FUNDS
            You can get free copies of the Funds' annual/semi-annual                            DAILY ASSETS
    reports and the SAI, request other information and discuss your questions                    CASH FUND
                   about the Funds by contacting the Funds at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the
   Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
 You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its Web site at www.sec.gov.

                                                                                                Monarch Funds
                                                                                             Two Portland Square
                                                                                            Portland, Maine 04101
                                                                                               (800) 754-8757
                    Investment Company Act File No. 811-6742

MONARCH FUNDS


                                               PROSPECTUS


                                               April 23, 2003

                                               UNIVERSAL SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      DAILY ASSETS TREASURY FUND
HIGH CURRENT INCOME TO THE                     DAILY ASSETS GOVERNMENT FUND
EXTENT CONSISTENT WITH THE                     DAILY ASSETS CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

SUMMARY..............................1   YOUR ACCOUNT..........................5
PERFORMANCE..........................3   OTHER INFORMATION....................10
FEE TABLES...........................4   FINANCIAL HIGHLIGHTS.................11
MANAGEMENT...........................4   FOR MORE INFORMATION.................14

--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT BOX: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Universal Shares of three money market funds -- Daily Assets Treasury Fund (formerly Treasury Cash Fund), Daily Assets Government Fund (formerly Government Cash Fund) and Daily Assets Cash Fund (formerly Cash Fund) (each a "Fund," and collectively, the "Funds"). Universal Shares are designed for institutional investors and have a $1,000,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in its corresponding "Core" fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies. Each Portfolio is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund.


Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Portfolio in which a Fund invests and its primary investments are:


          FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Daily Assets Treasury Fund/         At least 80% of net assets invested in Treasury
Treasury Cash Portfolio             Securities and Repurchase Agreements backed by
                                    Treasury Securities

Daily Assets Government Fund/       At least 80% of net assets invested in Government
Government Cash Portfolio           Securities and Repurchase Agreements backed by
                                    Government Securities

Daily Assets Cash Fund/             Invests in a broad spectrum of Money Market
Cash Portfolio                      Securities including:
                                    o    Securities issued by financial institutions, such
                                         as certificates of deposit, bankers' acceptances
                                         and time deposits
                                    o    Securities issued by domestic companies, such
                                         as commercial paper
                                    o    Government Securities
                                    o    Repurchase Agreements

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.

If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.

MONARCH FUNDS
--------------------------------------------------------------------------------


The Adviser continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.


The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/ Daily Assets Cash Fund, moderate for Government Cash Portfolio/ Daily Assets Government Fund and least for Treasury Cash Portfolio/ Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Universal Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Universal Shares have operated.


YEAR ENDED 12/31

DAILY ASSETS TREASURY FUND

[EDGAR Representation of Bar Chart:
2000 - 6.23%
2001 - 3.81%
2002 - 1.51%]

Best Quarter:        1.62% (quarter ended 12/31/00)

Worst Quarter:       0.33% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.26%.

DAILY ASSETS GOVERNMENT FUND

[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%
2001 - 4.05%
2002 - 1.78%]

Best Quarter:        1.63% (quarter ended 12/31/00)

Worst Quarter:       0.40% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.31%.

DAILY ASSETS CASH FUND

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%
2001 - 4.19%
2002 - 1.71%]

Best Quarter:        1.65% (quarter ended 12/31/00)

Worst Quarter:       0.38% (quarter ended 12/31/02)

The calendar year-to-date return as of March 31, 2003 was 0.31%.

The following table lists the average annual total return as of December 31, 2002.


                               ONE YEAR    FIVE YEARS    TEN YEARS    SINCE INCEPTION    INCEPTION DATE

DAILY ASSETS TREASURY FUND       1.51%         N/A          N/A            3.84%            12/30/99
DAILY ASSETSGOVERNMENT FUND      1.78%        4.53%        4.72%           4.69%            10/29/92
DAILY ASSETS CASH FUND           1.71%        4.59%        4.75%           4.74%            12/1/92


MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                            DAILY ASSETS           DAILY ASSETS            DAILY ASSETS
(expenses that are deducted from Fund assets)(a)          TREASURY FUND         GOVERNMENT FUND           CASH FUND
Management Fees(b)                                           0.14%                   0.14%                   0.14%
Distribution (Rule 12b-1) Fees                                None                    None                    None
Other Expenses                                               8.63%                   0.11%                   0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                      8.77%                   0.25%                   0.25%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers have voluntarily waived a portion of their fees and reimbursed expenses for Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund so that actual Total Annual Fund Operating Expenses were 0.20%, 0.21% and 0.21% respectively. Fee waivers and expense reimbursements may be reduced or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses (and Net Expenses for Treasury Cash Fund) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS


DAILY ASSETS TREASURY FUND                          $860               $2,485             $3,990              $7,282
DAILY ASSETS GOVERNMENT FUND                        $26                 $ 80               $141               $ 318
DAILY ASSETS CASH FUND                              $26                 $ 80               $141               $ 318


MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


The investment adviser of each Portfolio and each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio and each Fund. In addition to the Portfolios and Funds, the Adviser manages one other money market fund and two bond funds.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined assets of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio ("Combined Assets"), 0.04% of the next $300 million in Combined Assets and 0.03% of the remaining Combined Assets.

The Adviser does not receive an investment advisory fee from a Fund so long as the Fund invests substantially all of its assets in its corresponding Portfolio. Once each Fund withdraws its investment in its corresponding Portfolio, the Adviser will receive an advisory fee equal to 0.06% for the first $200 million in combined assets of the Funds ("Fund Combined Assets"), 0.04% of the next $300 million in Fund Combined Assets and 0.03% of the remaining Fund Combined Assets.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $116 billion.


Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.


After the merger of the Funds and Forum Funds, Forum Trust, LLC will serve as the Funds' custodian.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

      WRITE TO US AT:                     ACH OR WIRE INVESTMENTS TO:
           Monarch Funds                       Comerica Bank
           P.O. Box 446                        ABA #121137522
           Portland, Maine 04112               FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 1891488817
      TELEPHONE US TOLL-FREE AT:               (Name of Fund) - Universal Shares
           (800) 754-8757                      (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 6 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:               PAYMENT MUST BE RECEIVED BY:

     11:00 a.m., Pacific Time                  1:00 p.m., Pacific Time

MONARCH FUNDS
--------------------------------------------------------------------------------

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchases, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
TRUSTS                                                          o  The trust must be established before an account can be
                                                                   opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o  Fill out an investment slip from a confirmation or write
o  Complete the application (and other required documents)         us a letter
o  Mail us your application (and other required documents)      o  Write your account number on your check
   and a check                                                  o  Mail us the slip (or your letter) and the check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required documents)      o  Instruct your financial institution to wire your money
o  Call us to fax the completed application (and other required    to us
   documents) and we will assign you an account number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money to us
BY ACH PAYMENT
o  Call or write us for an account application
o  Complete the application (and other required documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account number
o  Mail us your original application (and other required
   documents)
o  We will electronically debit your purchase proceeds from
   the financial institution account identified on your
   account application

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MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Universal Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following  information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Universal Shares of a Fund for Universal Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES


In addition to Universal Shares, each Fund offers Preferred Shares, Institutional Shares, Investor Shares, and Institutional Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred Shares and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and Institutional Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Universal Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                            SELECTED DATA FOR A SINGLE SHARE                              RATIOS/SUPPLEMENTAL DATA
                     ----------------------------------------------              -----------------------------------------------
                                                                                    Net                Ratios to
                                                                                 Assets at        Average Net Assets(a)
                     Beginning             Distributions  Ending                  End of    ------------------------------------
                     Net Asset      Net      From Net    Net Asset                Period                  Net
                     Value Per   Investment Investment   Value per       Total    (000's       Net     Investment     Gross
Year Ended August 31   Share       Income     Income       Share         Return   Omitted)  Expenses     Income      Expenses(b)

DAILY ASSETS TREASURY FUND
         2002(c)       $1.00       $0.02      $(0.02)      $1.00          1.82%   $    105    0.20%       1.81%       8.77%
         2001           1.00        0.05       (0.05)       1.00          5.24%        102    0.20%       6.22%       0.92%
         2000(d)        1.00        0.04       (0.04)       1.00          4.02%      5,976    0.20%       5.86%       0.38%

DAILY ASSETS GOVERNMENT FUND
         2002(c)       $1.00       $0.02      $(0.02)      $1.00          2.17%   $ 81,426    0.21%       2.17%       0.25%
         2001           1.00        0.05       (0.05)       1.00          5.34%    164,500    0.20%       5.29%       0.23%
         2000           1.00        0.06       (0.06)       1.00          5.94%    225,697    0.20%       5.73%       0.24%
         1999           1.00        0.05       (0.05)       1.00          5.00%    277,549    0.18%       4.88%       0.25%
         1998           1.00        0.05       (0.05)       1.00          5.63%    253,644    0.18%       5.48%       0.26%

DAILY ASSETS CASH FUND

         2002          $1.00       $0.02      $(0.02)      $1.00          2.12%   $ 46,833    0.21%       2.03%       0.25%
         2001           1.00        0.05       (0.05)       1.00          5.49%     37,236    0.20%       5.68%       0.24%
         2000           1.00        0.06       (0.06)       1.00          6.04%     70,451    0.20%       5.84%       0.23%
         1999           1.00        0.05       (0.05)       1.00          5.09%     98,705    0.18%       4.99%       0.25%
         1998           1.00        0.06       (0.06)       1.00          5.65%     91,671    0.18%       5.48%       0.29%

(a)  All ratios for periods less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.
(d)  Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                                    MONARCH
                                                                                                       FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
       Additional information about each Fund's investments is available in the Funds' annual/semi-annual reports to shareholders.
                                                                                                  UNIVERSAL SHARES
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.
                                                                                                   DAILY ASSETS
                              CONTACTING THE FUNDS                                                 TREASURY FUND
  You can get free copies of the Funds' annual/semi-annual reports and the SAI,
      request other information and discuss your questions about the Funds                          DAILY ASSETS
                          by contacting the Funds at:                                             GOVERNMENT FUND

                        Forum Shareholder Services, LLC                                             DAILY ASSETS
                                  P.O. Box 446                                                       CASH FUND
                             Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the
           Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
               obtained by calling the SEC at (202) 942-8090. You
                 can get copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                        on its Web site at www.sec.gov.

                                                                                                  Monarch Funds
                                                                                               Two Portland Square
                    Investment Company Act File No. 811-6742                                  Portland, Maine 04101
                                                                                                 (800) 754-8757


MONARCH FUNDS
--------------------------------------------------------------------------------


                                             STATEMENT OF ADDITIONAL INFORMATION

                                             April 23, 2003

FUND INFORMATION:                            DAILY ASSETS TREASURY FUND
                                             DAILY ASSETS GOVERNMENT FUND
Monarch Funds                                DAILY ASSETS CASH FUND
Two Portland Square
Portland, Maine 04101
(800) 754-8757

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757

This Statement of Additional Information or "SAI" supplements the Prospectuses dated April 23, 2003 as may be amended from time to time, offering Preferred Shares, Universal Shares, Institutional Shares, Investor Shares, and Institutional Service Shares. This SAI is not a prospectus and should only be read in conjunction with the Prospectuses. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Certain information for the Funds included in the Prospectuses and the Annual Report to shareholders, is incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

GLOSSARY                                                                1

CORE AND GATEWAY(R) STRUCTURE                                           2

INVESTMENT POLICIES AND RISKS                                           2

INVESTMENT LIMITATIONS                                                  6

INVESTMENT BY FINANCIAL INSTITUTIONS                                    8

PERFORMANCE DATA AND ADVERTISING                                        9

MANAGEMENT                                                              11


PORTFOLIO TRANSACTIONS                                                  21

PURCHASE AND REDEMPTION INFORMATION                                     22

TAXATION                                                                24

OTHER MATTERS                                                           26


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                          A-1

APPENDIX B - PERFORMANCE DATA                                           B-1

APPENDIX C - MISCELLANEOUS TABLES                                       C-1

MONARCH FUNDS
--------------------------------------------------------------------------------

GLOSSARY

As used in the SAI, the following terms have the meanings listed.

TERM                            DEFINITION

Adviser                         Forum Investment Advisors, LLC.

Board                           The Board of Trustees of the Trust.

Code                            The Internal Revenue Code of 1986, as amended.

Core Trust                      Core Trust (Delaware).

Core Trust Board                The Board of Trustees of Core Trust.

Custodian                       Forum Trust, LLC. The custodian of each Fund's
                                assets.

Disinterested Trustees          A member of the Trust's Board of Trustees who is
                                not a party to an agreement with the Trust or who is not an interested person of any such party.

FAcS Forum Accounting Services, LLC, fund accountant of each Fund.

FAdS                            Forum Administrative Services, LLC,
                                administrator of each Fund.

FFS                             Forum Fund Services, LLC, distributor of each
                                Fund's shares.

FSS Forum Shareholder Services, LLC, transfer agent and distribution disbursing agent of each Fund.


Fund Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund, series of the Trust.


Fitch                           Fitch Ratings.

Government Securities           Securities issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities
                                (see Prospectuses).

Moody's                         Moody's Investors Service.

NAV                             Net asset value per share (see Prospectuses).

NRSRO A nationally recognized statistical rating organization.

Portfolio                       Each of Treasury Cash Portfolio, Government Cash
                                Portfolio and Cash Portfolio, series of Core
                                Trust.

SEC                             The U.S. Securities and Exchange Commission.

S&P                             Standard & Poor's Corporation, a division of the
                                McGraw Hill Companies.

Treasury Securities             Securities issued or guaranteed by the U.S.
                                Treasury (see Prospectuses).

Trust                           Monarch Funds.

1933                            Act The Securities Act of 1933, as amended.

1940 Act The Investment Company Act of 1940, as amended.

MONARCH FUNDS
--------------------------------------------------------------------------------

CORE AND GATEWAY(R) STRUCTURE
--------------------------------------------------------------------------------

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Under this structure, each Fund invests substantially all of its assets in a separate Portfolio of Core Trust, another open-end, management investment company that has the same objectives and substantially similar investment policies as the investing Fund, as follows:


          Daily Assets Treasury Fund           Treasury Cash Portfolio
          Daily Assets Government Fund         Government Cash Portfolio
          Daily Assets Cash Fund               Cash Portfolio

Each Fund (except Daily Assets Cash Fund) has also adopted the following policies relating to its invest in the corresponding Portfolio:

Daily Assets Treasury Fund will invest substantially all of its assets in a portfolio of another mutual fund that under normal circumstances invests 80% of the value of its net assets and borrowings for investment purposes in Treasury Securities or in repurchase agreements covering those securities.

Daily Assets Government Fund will invest substantially all of its assets in a portfolio of another mutual fund that under normal circumstances invests 80% of the value of its net assets and borrowings for investment purposes in Government Securities and repurchase agreements backed by Government Securities.

On February 11, 2003, the Board approved an Agreement and Plan of Reorganization (the "Plan") between the Trust and the money market series of Forum Funds, another registered investment company (the "Forum Funds"). The Forum Funds are gateway funds in the same Core and Gateway structure and, as such, invest substantially all of their assets in the same respective Portfolios.

If the Plan is approved by the shareholders of Forum Funds, Forum Funds will merge with and into the Funds. Immediately after the merger, each Fund will redeem its investment in Core Trust and will receive its pro-rata share of the assets of the corresponding Portfolio. Thereafter, the investment adviser for each Portfolio (the "Adviser") will manage each Fund directly and each Fund will be managed in the same manner as its corresponding Portfolio.


A.       CONSIDERATIONS OF INVESTING IN A PORTFOLIO

A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

B.       ADDITIONAL INFORMATION

Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information concerning any other investment companies that invest in a Portfolio, investors may contact FFS at (207) 879-1900.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment techniques, strategies and risks. Unless otherwise indicated below, the discussion of the investment policies of a Portfolio also refers to the investment policies of a Fund that invests therein.

A.       SEC RULE 2A-7

MONARCH FUNDS
--------------------------------------------------------------------------------

Under Rule 2a-7 of the 1940 Act, each Portfolio normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. Each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a Repurchase Agreement having a duration of greater than 397 days, will limit portfolio investments, including Repurchase Agreements, to those U.S. dollar-denominated instruments that the Core Trust Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. Core Trust has also established procedures to ensure that portfolio securities meet a Portfolio's high quality criteria.

Pursuant to Rule 2a-7, the Core Trust Board and the Board have established procedures to stabilize a Portfolio's and a Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Portfolio's or Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the respective Boards of Core Trust and the Trust and will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.

B.       FIXED INCOME SECURITIES

1.       GENERAL

VARIABLE AND FLOATING RATE SECURITIES Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.

Cash Portfolio may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES Each Portfolio may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. Treasury Cash Portfolio may only purchase mortgage or asset-backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on


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ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.       RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Portfolios may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio, the Adviser will determine whether the Portfolio should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general


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economic conditions,  the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Portfolio may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Portfolio's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Portfolio's yield. To the extent that a Portfolio purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.       REPURCHASE AGREEMENTS

1.       GENERAL

Each Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Portfolio to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Portfolio may have difficulties in exercising its rights to the underlying securities. A Portfolio may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Portfolio will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.       BORROWING

1.       GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Portfolio's total assets. Each Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of the Portfolio's total assets. The purchase of securities is prohibited if a Portfolio's borrowing exceeds 5% or more of its total assets.

2.       RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Portfolio maintains a segregated account.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.


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2.       RISKS

At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed-delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.

F.       ILLIQUID SECURITIES

1.       GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Core Trust Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

Each Fund has adopted the same investment limitations as the Portfolio in which it invests. The investment objective of a Portfolio and Fund is fundamental. Each Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Portfolio or Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of a Fund or Portfolio cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund (or interests of a Portfolio); or (2) 67% of the shares of the Fund (or interests of a Portfolio) present or represented at a shareholders (or interestholders in the case of a Portfolio) meeting at which the holders of more than 50% of the outstanding shares of the Fund (or interests of a Portfolio) are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A nonfundamental policy of a Portfolio, including a policy to invest 80% of net assets (including borrowings) in certain types of securities (an "80% Policy") may be changed by the Core Trust Board without interestholder approval. In the event that a Portfolio changes its 80% Policy, the Fund that invests in that Portfolio will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of a Portfolio or Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio or Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio or Fund may rely.


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Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's or Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.       FUNDAMENTAL LIMITATIONS


1. DAILY ASSETS TREASURY FUND, DAILY ASSETS GOVERNMENT FUND AND DAILY ASSETS CASH FUND


Each Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional classes that the Core Trust Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Government Cash Portfolio, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.       NONFUNDAMENTAL LIMITATIONS


1. DAILY ASSETS TREASURY FUND, DAILY ASSETS GOVERNMENT FUND AND DAILY ASSETS CASH FUND


Each Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.


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MARGIN;  SHORT  SALES  Purchase  securities  on margin,  or make short  sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

INVESTMENT BY FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

A.       INVESTMENTS BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including by disposing of Portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio interests should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a Portfolio may be assigned to the 100% risk-weight category if it is determined that the Portfolio engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio interests will be evaluated by bank examiners.


Before acquiring Daily Assets Government Fund shares (directly or indirectly), prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Daily Assets Government Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares (either directly or indirectly), and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Daily Assets Government Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, Government Cash Portfolio will make available to Daily Assets Government Fund's investors' information relating to the size and composition of its portfolio.


B.       INVESTMENTS BY SHAREHOLDERS THAT ARE CREDIT UNIONS - TREASURY CASH
         PORTFOLIO


Treasury Cash Portfolio limits its investments to those that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolio limits its investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by the Portfolio may be mortgage or asset-backed, but no such security will be: (1) a stripped mortgage backed security ("SMBS"); (2) a residual interest in a CMO or REMIC; or (3) a mortgage servicing right, a commercial mortgage related security or a small business related security. Each Portfolio may also invest in reverse


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repurchase  agreements  in  accordance  with 12 C.F.R.  703.100(j) to the extent otherwise permitted herein and in the Prospectuses.


C. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limits its investments to those that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h).

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------
A.       PERFORMANCE DATA

A Fund class may quote performance in various ways. All performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund class may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").
     o    The performance of other mutual funds.
     o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of a Fund class to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund class' performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund class' performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for each Fund.

1.       SEC YIELD

Yield quotations for a Fund class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by: (1) dividing the net change in the value of a Fund class during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund class is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund class' yield after taxes. Tax equivalent yields are calculated by dividing the Fund class' yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund class' yield is tax-exempt, only that portion is adjusted in the calculation.

2.       TOTAL RETURN CALCULATIONS

A Fund class' total return shows its overall change in value, assuming that all of the Fund class' distributions are reinvested.


                                       9
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--------------------------------------------------------------------------------

3.       AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund class: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund class.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:

                  P        =        a hypothetical initial payment of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        ending redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund class' return, shareholders should recognize that they are not the same as actual year-to-year results.

4.       OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

A Fund class may quote unaveraged or cumulative total returns that reflect the Fund class' performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:

                  PT       =        period total return

                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar. (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively.); (5) biographical descriptions of a Portfolio's portfolio manager and the portfolio management staff of the Adviser, summaries of the views of the portfolio manager with respect to the financial

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--------------------------------------------------------------------------------

markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund or Fund class as of one or more dates; and (9) a comparison of a Fund's or Fund class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, a Fund may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers are responsible for managing the Funds' affairs and for exercising the Funds' powers except those reserved for the shareholders and those assigned to the Funds' service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The names of the Trustees and officers of the Trust, their position with the Trust, length of time serving the Trust, address, date of birth and principal occupations during the past five years are set forth below. For the Trustees, information concerning the number of portfolios in the Fund Complex overseen by the Trustee and other Trusteeships held by the Trustee has also been included. The Fund Complex includes all series of the Trust and Core Trust. Interested and Disinterested Trustees have been segregated.

------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                           FUND COMPLEX        OTHER
                               POSITION    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY      TRUSTEESHIPS
            NAME,              WITH THE    TIME                  PAST 5 YEARS                TRUSTEE      HELD BY TRUSTEES
       AGE AND ADDRESS           TRUST      SERVED 2
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
INTERESTED TRUSTEES
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
John Y. Keffer 1               Chairman    2003-       Member and Director, Forum         7               Chairman/
Born:  July 15, 1942           President   Present     Financial Group, LLC (a mutual                     President,  Core
Two Portland Square                                    fund services holding company)                     Trust;   Trustee
Portland, ME 04101                                     Director,  various  affiliates of                  and   President,
                                                       Forum Financial Group, LLC                         Cutler Trust
                                                       including Forum Fund Services,
                                                       LLC (Trust's underwriter)
                                                       Chairman/President, Core
                                                       Trust (Delaware) Officer
                                                       of two other investment
                                                       companies for which the
                                                       Forum Financial Group of
                                                       companies provides services
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
DISINTERESTED TRUSTEES
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
Costas Azariadis               Trustee     2003-       Professor of Economics,            7               None
Born:  February 15, 1943                   Present     University of California-Los
Department of Economics                                Angeles
University of California                               Visiting Professor of Economics,
Los Angeles, CA 90024                                  Athens University of Economics
                                                       and Business 1998 - 1999
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
James C. Cheng                 Trustee     2003-       President, Technology Marketing    7               None
Born:  July 26, 1942                       Present     Associates
27 Temple Street                                       (marketing company for small and
Belmont, MA 02718                                      medium sized businesses in New
                                                       England)

------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------


                                       11


MONARCH FUNDS
--------------------------------------------------------------------------------

------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                           FUND COMPLEX        OTHER
                               POSITION    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY      TRUSTEESHIPS
            NAME,              WITH THE    TIME                  PAST 5 YEARS                TRUSTEE      HELD BY TRUSTEES
       AGE AND ADDRESS           TRUST      SERVED 2
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
DISINTERESTED TRUSTEES
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------

J. Michael Parish              Trustee     2003-       Partner, Wolf, Block, Schorr and   7               None
Born:  November 9, 1943                    Present     Solis-Cohen LLP since 2002
250 Park Avenue
New York, NY 10177                                     Partner, Thelen Reid & Priest
                                                       LLP (law firm) from 1995-2002
------------------------------ ----------- ----------- ---------------------------------- --------------- -----------------
1    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.

2    Each  Trustee  holds  office  until  he or she  resigns,  is  removed  or a successor is elected and qualified.
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                          FUND COMPLEX         OTHER
                             POSITION    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY      TRUSTEESHIPS
           NAME,             WITH THE    TIME                   PAST 5 YEARS                 TRUSTEE      HELD BY TRUSTEES
      AGE AND ADDRESS          TRUST      SERVED1
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
         OFFICERS
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
Thomas G. Sheehan            Vice        2003-       Director of Business                N/A              N/A
Born:  July 15, 1954         President/  Present     Development, Forum Financial
Two Portland Square          Assistant               Group, LLC since 2001
Portland, ME 04101           Secretary               Managing Director and Counsel,
                                                     Forum Financial Group, LLC from
                                                     1993 to 2001
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
Lisa J. Weymouth             Vice        2003-       Director and Manager, Forum         N/A              N/A
Born:  May 4, 1968           President/  Present     Shareholder Services, LLC
Two Portland Square          Assistant               (transfer agent)
Portland, Maine  04101       Secretary               Director, Forum Administrative
                                                     Services, LLC (mutual fund
                                                     administrator) since 2001
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
Stacey E. Hong               Treasurer   2003-       Director, Forum Accounting                            NN/A             NN/A
Born:  May 10, 1966                      Present     Services, LLC (mutual fund
Two Portland Square                                  accountant) since 1992Treasurer,
Portland, ME 04101                                   Core Trust (Delaware)
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------
Leslie K. Klenk              Secretary   2003-       Counsel, Forum Financial Group,     N/A              N/A
Born:  August 24, 1964                   Present     LLC since 1998
Two Portland Square                                  Associate General Counsel, Smith
Portland, ME 04101                                   Barney Inc. (brokerage firm) 1993
                                                     - 1998
                                                     Secretary, Core Trust (Delaware)
---------------------------- ----------- ----------- ----------------------------------- ---------------- -----------------

1 Each Trustee and officer holds office until he or she resigns, is removed or a successor is elected and qualified.

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--------------------------------------------------------------------------------

B.       TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES


------------------------------------- ----------------------------------------- -------------------------------------------

                                                                                AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                                                                 DECEMBER 31, 2002 IN ALL FUNDS OVERSEEN
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN       BY TRUSTEE IN FAMILY OF INVESTMENT
              TRUSTEES                    THE FUND AS OF DECEMBER 31, 2002                      COMPANIES
------------------------------------- ----------------------------------------- -------------------------------------------

------------------------------------- ----------------------------------------- -------------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- -------------------------------------------
John Y. Keffer                                          None                                 $10,001-$50,000
------------------------------------- ----------------------------------------- -------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- -------------------------------------------
Costas Azariadis                                        None                                       None
------------------------------------- ----------------------------------------- -------------------------------------------
James C. Cheng                                          None                                       None
------------------------------------- ----------------------------------------- -------------------------------------------
J. Michael Parish                                       None                                       None


------------------------------------- ----------------------------------------- -------------------------------------------


C.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.       INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. The Audit Committee has met once since the Trust was created on February 7, 2003. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee has not met since the Trust was created on February 7, 2003. The Nominating Committee will not consider nominees for Disinterested Trustees recommended by security holders.

E.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.





                                       13
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--------------------------------------------------------------------------------

F.       TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers are responsible for managing the affairs of Core Trust and its series and for exercising the powers of Core Trust and its series except those reserved for shareholders and those assigned to the Adviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The names of the Trustees and officers of Core Trust, their position with the Core Trust, length of time serving Core Trust, address, date of birth and principal occupations during the past five years are set forth below. For the Trustees, information concerning the number of portfolios in the Fund Complex overseen by the Trustee and other Trusteeships held by the Trustee has also been included. The Fund Complex includes Core Trust, the Trust and one other investment companies for which the Forum Financial Group, LLC group of companies provides services. Interested and disinterested trustees have been segregated.

--------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                           FUND COMPLEX         OTHER
                             POSITION     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY      TRUSTEESHIPS
          NAME,              WITH THE    TIME SERVED            PAST 5 YEARS                 TRUSTEE           HELD BY
     AGE AND ADDRESS           TRUST                                                                          TRUSTEES
--------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
INTERESTED TRUSTEES
--------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
John Y. Keffer 1             Chairman   1989-       Member and Director, Forum              30        Trustee and
Born:  July 15, 1942        President   Present     Financial Group, LLC (a mutual                    President,  Cutler
Two Portland Square                                 fund services holding company)                    Funds
Portland, ME 04101                                  Director, various affiliates of
                                                    Forum Financial Group, LLC
                                                    including Forum Fund Services,
                                                    LLC (Core Trust's  placement
                                                    agent) Chairman/President of
                                                    the   Trust  and  the  other
                                                    investment   company  within
                                                    the fund complex.
--------------------------- ----------- ----------- ---------------------------------- -------------- -------------------

1    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
administration,  distribution,  fund  accounting,  transfer agency and custodial services to the Trust.  Mr. Keffer also  indirectly  controls  Forum  Investment
Advisors, LLC, the investment adviser to the series of Core Trust.


                                       14

MONARCH FUNDS
--------------------------------------------------------------------------------

---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND           OTHER
                             POSITION    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING       COMPLEX     TRUSTEESHIPS HELD
           NAME,             WITH THE    TIME                  PAST 5 YEARS              OVERSEEN BY      BY TRUSTEES
      AGE AND ADDRESS          TRUST       SERVED                                          TRUSTEE
---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
DISINTERESTED TRUSTEES
---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------

Costas Azariadis             Trustee     1989-       Professor of Economics,                 30               None
Born:  February 15, 1943                 Present     University of California-Los
Department of Economics                              Angeles
University of California                             Visiting Professor of Economics,
Los Angeles, CA 90024                                Athens University of Economics

                                                     and Business 1998 - 1999
                                                     Trustee of one other investment
                                                     company within the fund complex
---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------

James C. Cheng               Trustee     1989-       President, Technology Marketing         30               None
Born:  July 26, 1942                     Present     Associates
27 Temple Street                                     (marketing company for small and
Belmont, MA 02718                                    medium sized businesses in New

                                                     England)
                                                     Trustee of one other investment
                                                     company within the fund complex
---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------

J. Michael Parish            Trustee     1989-       Partner, Wolfe, Block, Schorr           30               None
Born:  November 9, 1943                  Present     and Solis-Cohen LLP (law firm)

250 Park Avenue                                      since 2002
New York, NY 10177                                   Partner, Thelen Reid & Priest
                                                     LLP (law firm) from 1995 - 2002
                                                     Trustee of one other investment
                                                     company within the fund complex
---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
OFFICERS
---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
David I. Goldstein           Vice        2000-       Director of Business                   N/A               N/A
Born:  August 3, 1961        President   Present     Development, Forum Financial
Two Portland Square                                  Group, LLC since 2000
Portland, ME 04101                                   Managing Director and General
                                                     Counsel,   Forum  Financial
                                                     Group,  LLC  from  1991  to
                                                     2000   Secretary  of  Forum
                                                     Financial  Group,  LLC  and
                                                     its   various    affiliates
                                                     including     Forum    Fund
                                                     Services, LLC
---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
Anthony R. Fischer, Jr.      Vice        1999-       Portfolio Manager, Forum                N/A               N/A
Born:  April 15, 1948        President   Present     Investment Advisors, LLC since
Two Portland Square                                  1998
Portland, ME 04101                                   President, Linden Asset
                                                     Management, Inc. (investment
                                                     adviser) prior to 1998 Vice
                                                     President of the Trust
---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------


                                       15


MONARCH FUNDS
--------------------------------------------------------------------------------

---------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND           OTHER
                             POSITION    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING       COMPLEX     TRUSTEESHIPS HELD
           NAME,             WITH THE    TIME                  PAST 5 YEARS              OVERSEEN BY      BY TRUSTEES
      AGE AND ADDRESS          TRUST       SERVED                                          TRUSTEE
--------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
OFFICERS
--------------------------- ----------- ----------- ---------------------------------- -------------- -------------------

Stacey E. Hong              Treasurer   2002-       Director, ForumsAccounting         N/A            N/A
Born:  May 10, 1966                     Present     Services, LLC since 1992
Two Portland Square                                 Treasurer of the Trust and the
Portland, ME 04101                                  other investment companies

                                                    within the fund complex
--------------------------- ----------- ----------- ---------------------------------- -------------- -------------------
Leslie K. Klenk             Secretary   1998-       Counsel, Forum Financial Group,    N/A            N/A
Born:  August 24, 1964                  Present     LLC since 1998
Two Portland Square                                 Associate General Counsel, Smith
Portland, ME 04101                                  Barney Inc. (brokerage firm)
                                                    1993 - 1998
                                                    Secretary of the Trust and the
                                                    other investment company within
                                                    the fund complex

--------------------------- ----------- ----------- ---------------------------------- -------------- -------------------


G.       INVESTMENT ADVISER


1.       SERVICES

Forum Investment Advisors, LLC serves as the adviser to each Portfolio pursuant to an investment advisory agreement with Core Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of each Portfolio since its inception. Mr. Fischer has over 25 years of experience in the money market industry.

2.       FEES

The Adviser's fees are calculated as a percentage of the Portfolio's average net assets.

Table 1 in Appendix C shows for the past three fiscal years the dollar amount payable by each Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Portfolio.

3.       OTHER

The Advisory Agreement with respect to a Portfolio must be approved at least annually by the Core Trust Board or by majority vote of the interestholders of a Portfolio, and in either case by a majority of Core Trust's disinterested trustees.

The Advisory Agreement is terminable with respect to each Portfolio without penalty by the Core Trust Board on 60 days' written notice when authorized either by vote of the Portfolio's outstanding voting interests or by a majority vote of the Core Trust Board, or by the Adviser on 90 days' written notice to Core Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

4.       ADVISORY AGREEMENT APPROVAL

In approving the continuation of the Advisory Agreement with respect to the Portfolios, the Core Trust Board, including Core Trust's disinterested trustees, considered the nature and quality of services provided to the Portfolios, including information provided by the Adviser regarding its personnel servicing the Portfolios as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems since the last approval of the Advisory Agreement.

The Core Trust Board also considered the Adviser's compensation and profitability for providing advisory services to the Portfolios and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that while the Adviser's contractual an actual advisory fee with respect each Portfolio for the fiscal year ended August 31, 2002 were lower than the mean and median advisory fee for the Portfolios' Lipper Inc. peer group.

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--------------------------------------------------------------------------------

Moreover, the Core Trust Board noted that each Portfolio's performance ranked in the top quartile of its Lipper Inc. peer group for several if not all of the following periods ended August 31, 2002: 3-month, 6-month, 1-year, 3-years (annualized) and 5-years (annualized).

In addition, the Core Trust Board was informed that the Adviser was financially able to provide advisory services to the Fund. The Core Trust Board also considered the errors and omission policy, the liability insurance and the disaster recovery plan maintained by the Adviser.

After requesting and reviewing such information, as it deemed necessary, the Core Trust Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

H.       DISTRIBUTOR

1.       SERVICES

FFS serves as the distributor (also known as principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of a Fund's shares. FFS continually distributes shares of each Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.       FEES

FFS does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.       OTHER

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

4.       DISTRIBUTION PLAN - THE TRUST


In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted distribution plans (collectively, the "Plans") for Investor Shares (each a "Class") of each Fund. The Plans provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of 0.25% for Investor Shares of the average daily net assets of the Class.

The Plan provides that FFS may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by


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shareholders  who  have a  brokerage  or  other  service  relationship  with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan requires the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that they will remain in effect with respect to a Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the outstanding shares of the Fund's Investor Shares or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval (a majority vote of outstanding shares of the Fund's Investor Shares) and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Board may terminate the Plan at any time by a majority of the Disinterested Trustees, or by the shareholders of a Fund's Investor Class.


Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund. This information is for the past three fiscal years.

I.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR - THE TRUST

FAdS serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from each class of each Fund at an annual rate of 0.11% of the average daily net assets of each Fund.


The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Fund. The table provides similar information for each Portfolio. This information is for the past three fiscal years.

2.       ADMINISTRATOR - CORE TRUST

FAdS also manages all aspects of Core Trust's operations of the Portfolios. FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by a majority vote of interestholders and, in either case, by a majority of the Disinterested Trustees. Under the Core Administration Agreement, FAdS performs services for each Portfolio similar to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable to Core Trust (or any of Core Trust's interestholders) for any action or inaction in the administration of Core Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of duties or by reason of FAdS' reckless disregard of its duties and obligations under the agreement. The Core Administration Agreement is terminable with respect to a Portfolio at any time, without penalty, by the Core Trust Board or FAdS on 60 days' written notice.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Portfolio to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Portfolio. This information is for the past three fiscal years.

3.       TRANSFER AGENT - THE TRUST


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FSS  serves as  transfer  agent and  distribution  paying  agent  pursuant  to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, each Fund pays FSS an annual fee of $12,000 plus $6,000 for each additional class. FSS also receives a fee based on the average daily net assets of each class as follows: 0.05% for Universal Shares, 0.10% for Institutional Service Shares, and 0.20% for each of Institutional Shares and Investor Shares. Certain shareholder account fees are also charged. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.


The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to a Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.

Table 4 in Appendix C shows for the past three fiscal years the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS.

4.       SHAREHOLDER SERVICE AGREEMENT - THE TRUST


The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares, and
Institutional Service Shares of each Fund. Under the Shareholder Service Agreement, the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares, Investor Shares, and Institutional Service Shares. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional, Investor, and Institutional Service Shares.


The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Disinterested Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or FAdS.

FAdS may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 6 in Appendix C shows the dollar amount of fees payable by each class of each Fund to FAdS, the amount of the fees waived by FAdS and the actual fees paid by each class.


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5.       FUND ACCOUNTANT - THE TRUST

FAcS serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.


FAcS receives a fee of $36,000 per year, per Fund, plus $12,000 for each additional class over one for each Fund. FAcS also receives certain surcharges and out of pocket expenses. However, no fees will be assessed as long as the Funds operate in a Core and Gateway(R) structure.


The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control
FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.

Under the Fund Accounting Agreement, in calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Fund Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10. FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

6.       FUND ACCOUNTANT - CORE TRUST

FAcS performs similar services for each Portfolio pursuant to a portfolio and unitholder accounting agreement ("Core Accounting Agreement"). The Core Accounting Agreement must be approved annually by the Core Trust Board. The Core Accounting Agreement may be terminated with respect to a Portfolio without penalty by the Board or by FAcS on 60 days' written notice. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

Under its agreement, FAcS prepares and maintains books and records of each Portfolio on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Portfolio (and each investor therein) and prepares periodic reports to interestholders of the Portfolios and the SEC.

Effective January 1, 2002, each Portfolio will pay FAcS, for services rendered, $5,000 per month. For certain tax services rendered, each Portfolio will also pay FAcS $2,500 per year. Prior to January 1, 2002, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio each paid FAcS a fee at an annual rate of the lesser of 0.05% of the average daily net assets of each Portfolio or $4,000 per month. In addition, each Portfolio also paid a tax fee to FAcS of $1,500 per year for certain tax services performed year.

Table 4 in Appendix C shows for the past three fiscal years the dollar amount payable by the Portfolios to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS.

7.       CUSTODIAN - CORE TRUST

As custodian, pursuant to an agreement with Core Trust, Forum Trust, LLC ("Custodian") safeguards and controls each Portfolio's cash and securities, determines income and collects interest on Portfolio investments. The Custodian may employ subcustodians to provide custody of a Portfolio's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Portfolios. Each Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Portfolios and are paid monthly based on average net assets and transactions for the previous month.


If the Plan to merge the Trust and Forum Funds is approved, Forum Trust, LLC will serve as Custodian to the Funds.


8.       SUBCUSTODIAN - CORE TRUST

Until April 8, 2002, Union Bank of California, N.A. served as subcustodian of the Portfolio. Union Bank of California, N.A., is located at 445 South Figueroa Street, 5th Floor, Los Angeles, CA 90071.


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Comerica Bank is the subcustodian of each Portfolio. Comerica Bank is located at
One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.


9.       LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

10.      INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of the Funds and the Portfolios. The auditor audits the annual financial statements of each Fund and Portfolio. The auditor also reviews the tax returns and certain regulatory filings of each Fund and Portfolio.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Each Fund invests substantially all of its assets in a corresponding Portfolio and not directly in portfolio securities. Therefore, the Funds do not engage in portfolio transactions. Purchases and sales of portfolio securities for each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. Core Trust does not anticipate that the Portfolios will pay brokerage commissions, however, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Portfolios' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

No Portfolio paid brokerage commissions during fiscal years ended August 31, 2000, 2001 and 2002.

A.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Portfolio are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.       SECURITIES OF REGULAR BROKER-DEALERS

Table 7 of Appendix C listing the securities of each Portfolio's regular brokers and dealers (or the securities of the parent company held by the Portfolios as of the Portfolio's most recent fiscal year as well as the aggregate value of such securities held by each Portfolio as of the Portfolios' most recent fiscal year end.


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PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------
A.       GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all Funds or classes may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's or class' availability.

B.       ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of each Fund on a continuous basis.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.       IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $8,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 2003 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

D.       UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UFMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the


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shareholder of record and,  subject to your  institution's  procedures;  you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.

G.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H.       SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

I.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Core Trust Board determines conditions exist which would make payment in cash detrimental to the best interests of a Portfolio or if the amount to be redeemed is large enough to affect a Portfolio's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.


                                       23
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TAXATION
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The tax  information set forth in the  Prospectuses  and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund
qualifies  as  a  regulated   investment  company  (as  discussed  below).  This
information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of each Fund is August 31 (the same as the Funds' fiscal year end).

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.


o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by a Fund will not qualify for the dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.


                                       24
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All  distributions  by a Fund will be  treated  in the  manner  described  above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to a Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.       FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from a Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from a Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.


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--------------------------------------------------------------------------------

F.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in a Fund.

G.       TAX TREATMENT OF A PORTFOLIO

Each Portfolio is classified for Federal income tax purposes as a partnership and is not subject to Federal income tax. Instead, each investor in a Portfolio (including a Fund) is required to take into account in determining its Federal income tax liability its share of the Portfolio's income, gain, loss, deduction and credit. A Fund will be deemed to own a proportionate share of its corresponding Portfolio's assets and to each a proportionate share of the Portfolio's income.

OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION


The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.

As of the date hereof, the Trust's series consists of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund. Each Fund offers shares of beneficial interest in an Institutional, Investor, Preferred, Institutional Service and Universal Share class of these series. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.


The Funds are not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Portfolios' investment adviser and the Funds' distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios.

The Trust and each Fund will continue indefinitely until terminated.

2.       SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of each Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.       CERTAIN REORGANIZATION TRANSACTIONS


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The Trust or any  series  may be  terminated  upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.

B.       FUND OWNERSHIP


As of March 21, 2003, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of each Fund and class.


Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund or class are listed in Table 8 in Appendix C.


From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 15, 2003, no persons beneficially or of record owned 25% or more of the shares of a Fund.


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Under Massachusetts law, shareholders of a Fund may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of a Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at WWW.SEC.GOV.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Funds and their corresponding Portfolios for the year ended August 31, 2002, which are included in the Funds' Annual Report to Shareholders, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.


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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


                                      A-1
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SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX B - PERFORMANCE DATA


As noted above, in April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. The information presented below is from each Fund's respective predecessor.

For the period ended August 31, 2002, the annualized yields of each Class of each predecessor Fund that were then operating were as follows:


                                        7 DAY            7 DAY EFFECTIVE           30 DAY                30 DAY EFFECTIVE
                                        YIELD                YIELD                YIELD                         YIELD


DAILY ASSETSTREASURY FUND


     Universal Shares                   1.56%                  1.58%                   1.55%                   1.56%
     Institutional Shares               1.35%                  1.36%                   1.34%                   1.34%
     Investor Shares                    0.93%                  0.93%                   0.91%                   0.91%


DAILY ASSETS GOVERNMENT FUND


     Preferred Shares                   1.78%                  1.79%                   1.76%                   1.77%
     Universal Shares                   1.73%                  1.75%                   1.71%                   1.72%
     Institutional Shares               1.40%                  1.41%                   1.38%                   1.38%
     Investor Shares                    1.07%                  1.08%                   1.05%                   1.05%


DAILY ASSETS CASH FUND


     Preferred Shares                   1.76%                  1.77%                   1.74%                   1.76%
     Universal Shares                   1.68%                  1.69%                   1.66%                   1.67%
     Institutional Shares               1.31%                  1.31%                   1.29%                   1.30%
     Investor Shares                    1.06                   1.07%                   1.05%                   1.05%



For the period ended August 31, 2002, the total return of each Class of each predecessor Fund that were then operating were as follows:


                                                   CALENDAR                                                   SINCE
                               ONE     THREE        YEAR TO       ONE        THREE       FIVE              INCEPTION
                              MONTH     MONTHS       DATE         YEAR       YEARS*      YEARS*
                                                                                                    CUMULATIVE    ANNUALIZED


DAILY ASSETS TREASURY FUND

     Universal Shares         0.06%     0.20%       0.60%        1.82%       4.08%        4.40%       20.73%        3.31%
     Institutional Shares     0.05%     0.18%       0.55%        1.57%       4.04%        4.36%       18.74%        3.22%
     Investor Shares          0.05%     0.16%       0.49%        1.17%       4.01%        4.32%       16.75%        3.13%

DAILY ASSETS GOVERNMENT
FUND


     Preferred Shares         0.15%      0.45       1.29%        2.25%        N/A          N/A        2.47%         2.34%
     Universal Shares         0.15%     0.43%       1.24%        2.17%       4.47%        4.80%       58.59%        4.80%
     Institutional Shares     0.12%     0.34%       1.00%        1.80%       4.08%        4.41%       50.04%        4.55%
     Investor Shares          0.09%     0.27%       0.81%        1.52%        N/A          N/A        10.17%        3.69%


DAILY ASSETS CASH FUND

     Preferred Shares         0.15      0.45        1.24         2.21%        N/A          N/A         N/A           N/A
     Universal Shares         0.14%     0.43%       1.19%        2.12%       4.54%        4.87%       58.65%        4.85%
     Institutional Shares     0.11%     0.33%       0.94%        1.75%       4.16%        4.48%       50.66%        4.59%
     Investor Shares          0.09%     0.27%       0.76%        1.48%       3.89%        4.21%       36.70%        4.43%


* Annualized return.

Inception dates are listed in the Funds' annual report.

MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX C - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Portfolios under the Investment Advisory Agreement for the past three years were:


                                        DAILY ASSETS TREASURY       DAILY ASSETS GOVERNMENT            DAILY ASSETS

YEAR ENDED AUGUST 31,                         PORTFOLIO                    PORTFOLIO                       CASH

                                                                                                         PORTFOLIO

    2002                                      $129,768                      $210,257                     $494,099
    2001                                       154,049                       290,991                      606,795
    2000                                       140,443                       288,058                      565,516

TABLE 2 - DISTRIBUTION FEES


The fees payable by the predecessor Funds under the Distribution Plan for the past three fiscal years were:


                                          CONTRACTUAL                         FEE                           FEE
YEAR ENDED AUGUST 31,                         FEE                            WAIVED                        PAID

2002


   Daily Assets Treasury Fund                 $485,298                       $12,423                     $472,875
   Daily Assets Government Fund                244,782                         2,137                      242,645
   Daily Assets Cash Fund                    1,863,674                             0                    1,863,674

2001


    Daily Assets Treasury Fund                 636,371                             0                      636,371
    Daily Assets Government Fund               205,721                             0                      205,721
    Daily Assets Cash Fund                   2,434,515                             0                    2,434,515

2000


   Daily Assets Treasury Fund                  651,655                             0                      651,655
   Daily Assets Government Fund                 27,030                             0                       27,030
   Daily Assets Cash Fund                    1,537,581                             0                    1,537,581


For the fiscal year ended August 31, 2002, all but $47 of the fees paid pursuant to the Distribution Plan were made to banks that make the Funds' Investor Shares available for sale to their clients and for marketing of the Funds' Investor
Shares.


                                      C-1


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 3 - ADMINISTRATION FEES


The fees payable by the predecessor Funds under the Administration Agreement were:


                                            CONTRACTUAL                    FEE                           FEE
YEAR ENDED AUGUST 31,                           FEE                      WAIVED                          PAID

2002


   Daily Assets Treasury  Fund                $123,564                          $56                      $123,508
   Daily Assets Government  Fund               277,524                       15,745                       261,779
  Daily Assets Cash Fund                       737,691                       37,898                       699,793

2001


    Daily Assets Treasury  Fund                148,710                          679                       148,031
    Daily Assets Government  Fund              397,510                            0                       397,510
    Daily Assets Cash Fund                     878,836                            0                       878,836

2000


   Daily Assets Treasury  Fund                 154,605                        2,907                       151,698
   Daily Assets Government  Fund               400,243                            0                       400,243
   Daily Assets Cash Fund                      810,821                            0                       810,871


The fees payable by the Portfolios under the Core Administration Agreement were:

                                              CONTRACTUAL                      FEE                            FEE
YEAR ENDED AUGUST 31,                             FEE                        WAIVED                          PAID
2002


   Daily Assets Treasury  Portfolio            $192,903                          $0                       $192,903
   Daily Assets Government                      313,334                           0                        313,334

Portfolio


   Daily Assets Cash Portfolio                  733,971                           0                        733,971

2001


    Daily Assets Treasury  Fund                 234,753                            0                       234,753
    Daily Assets Government  Fund               443,479                            0                       443,479
    Daily Assets Cash Fund                      924,827                            0                       924,827

2000


   Daily Assets Treasury  Portfolio             212,726                           0                        212,726
   Daily Assets Government                      436,043                           0                        436,043

Portfolio


   Daily Assets Cash Portfolio                  857,926                           0                        857,926



                                      C-2


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 4 - TRANSFER AGENT FEES


The fees payable by the predecessor Funds under the Transfer Agency Agreement were:


                                              CONTRACTUAL                      FEE                          FEE

YEAR ENDED AUGUST 31,                             FEE                        WAIVED                        PAID
2002


  DAILY ASSETS TREASURY  FUND


       Universal Shares                             $7,753                     $7,753                             $0
       Institutional Shares                         92,146                          0                         92,146
       Investor Shares                             386,084                          0                        386,084


  DAILY ASSETS GOVERNMENT  FUND


       Preferred Shares                              8,154                      8,154                              0
       Universal Shares                             86,090                     59,207                         26,883
       Institutional Shares                        543,819                          0                        543,819
       Investor Shares                             154,397                          0                        154,397


  DAILY ASSETS CASH FUND


       Preferred Shares                              8,527                      8,527                              0
       Universal Shares                             33,278                     21,814                         11,464
       Institutional Shares                      1,098,548                          0                      1,098,548
       Investor Shares                           1,419,424                          0                      1,419,424

2001


  DAILY ASSETS TREASURY  FUND


       Universal Shares                              8,520                      8,520                              0
       Institutional Shares                         98,371                          0                         98,371
       Investor Shares                             508,996                          0                        508,996


  DAILY ASSETS GOVERNMENT  FUND


       Preferred Shares                                433                        433                              0
       Universal Shares                            107,620                     48,026                         59,594
       Institutional Shares                      1,082,816                          0                      1,082,816
       Investor Shares                             135,280                          0                        135,280


  DAILY ASSETS CASH FUND


       Preferred Shares                                433                        433                              0
       Universal Shares                             36,400                     19,310                         17,090
       Institutional Shares                      1,514,274                          0                      1,514,274
       Investor Shares                           1,881,717                          0                      1,881,717

2000


   DAILY ASSETS TREASURY  FUND


       Universal Shares                              8,514                      7,148                          1,366
       Institutional Shares                         94,681                          0                         94,681
       Investor Shares                             537,569                          0                        537,569

   DAILY ASSETS GOVERNMENT  FUND


       Universal Shares                            148,735                     85,484                         63,251
       Institutional Shares                      1,111,098                          0                      1,111,098
       Investor Shares                              27,109                          0                         27,109

   DAILY ASSETS CASH FUND


       Universal Shares                             47,620                     25,231                         22,389


                                      C-3


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


       Institutional Shares                      1,882,030                          0                      1,882,030
       Investor Shares                           1,244,656                          0                      3,174,305


                                      C-4


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 5 - SHAREHOLDER SERVICE FEES


The fees  payable  by the  predecessor  Funds  under  the  Shareholder  Services
Agreement were:


INSTITUTIONAL SHARES

                                              CONTRACTUAL                       FEE                           FEE

YEAR ENDED AUGUST 31,                             FEE                          WAIVED                        PAID

2002


   Daily Assets Treasury Fund                      $82,485                      $69,505                       $12,980
   Daily Assets Government  Fund                   525,766                       50,513                       475,253
   Daily Assets Cash Fund                        1,073,516                       51,885                     1,021,631

2001


  Daily Assets Treasury  Fund                       89,375                            0                        89,375
  Daily Assets Government  Fund                  1,062,421                            0                     1,062,421
  Daily Assets Cash Fund                         1,489,283                            0                     1,489,283

2000


   Daily Assets Treasury  Fund                      85,467                       69,880                        15,587
   Daily Assets Government  Fund                 1,092,034                       29,151                     1,062,839
   Daily Assets Cash Fund                        1,860,497                       41,949                     1,818,548


INVESTOR SHARES

                                               CONTRACTUAL                       FEE                          FEE

YEAR ENDED AUGUST 31,                              FEE                         WAIVED                         PAID

2002


   Daily Assets Treasury Fund                      $362,872                      $36,326                      $326,546
   Daily Assets Government Fund                     144,444                        5,347                       139,097
   Daily Assets Cash Fund                         1,385,796                            0                     1,385,796

2001


  Daily Assets Treasury Fund                       490,064                        8,552                       481,512
  Daily Assets Government Fund                     126,729                            0                       126,729
  Daily Assets Cash Fund                         1,859,893                            0                     1,859,893

2000


   Daily Assets Treasury Fund                       521,324                       24,074                       497,250
   Daily Assets Government Fund                      21,624                       13,504                         8,120
   Daily Assets Cash Fund                         1,230,065                       99,907                     1,130,158



                                      C-5


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE  6 -  FUND  ACCOUNTING  FEES  -          CONTRACTUAL                       FEE                          FEE
CORE TRUST                                         FEE                         WAIVED                         PAID

The fees payable by the Portfolios under the Core Accounting Agreement were:

YEAR ENDED AUGUST 31,

2002


    Daily Assets Treasury Fund                   $57,500                        $0                           $57,500
    Daily Assets Government Fund                  57,500                         0                            57,500
    Daily Assets Cash Fund                        57,500                         0                            57,500

2001


    Daily Assets Treasury Fund                    49,500                         0                            49,500
    Daily Assets Government Fund                  49,500                         0                            49,500
    Daily Assets Cash Fund                        49,500                         0                            49,500

2000


   Daily Assets Treasury  Portfolio                49,500                         0                           49,500
   Daily Assets Government Portfolio               49,500                         0                           49,500
   Daily Assets Cash Portfolio                     49,500                         0                           49,500


TABLE 7 - SECURITIES OF REGULAR BROKER-DEALERS

CASH PORTFOLIO                                                             VALUE

 N/A
 N/A

TABLE 8 - 5% SHAREHOLDERS


As of April15, 2003, 2003, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of Shares of the Trust's predecessor, Monarch Funds, a Delaware statutory trust.


---------------------------------- --------------------------------- ------------------- ------------------ -------------------
                                           NAME AND ADDRESS                SHARES           % OF CLASS          % OF FUND
-------------------------------- --------------------------------------- ------------------ ---------------- ------------------

DAILY ASSETS TREASURY  FUND
---------------------------------- --------------------------------- ------------------- ------------------ ------------------
UNIVERSAL SHARES                   Comerica Securities, Inc.                105,082.160             100.00               0.09
                                   Attn Jack Singer
                                   9920 South La Cienega Blvd.
                                   14th Floor
                                   Inglewood, CA 90301
---------------------------------- --------------------------------- ------------------- ------------------ ------------------
INSTITUTIONAL SHARES               Union Bank of California              12,960,475.840              54.91              11.44
                                   P.O. Box 85636
                                   San Diego, CA 92186

---------------------------------- --------------------------------- ------------------- ------------------ ------------------
                                   David A. Gill                          7,499,699.670              31.77               6.62
                                   2029 Century Park East
                                   Los Angeles, CA 90067

---------------------------------- --------------------------------- ------------------- ------------------ ------------------
                                   Sullivan Kelly & Assoc. Inc.           1,569,573.570               6.65               1.39
                                   Code Section 1733 & 1734
                                   301 No. Lake Avenue, 9th Fl
                                   Pasadena, CA 91101

---------------------------------- --------------------------------- ------------------- ------------------ ------------------
INVESTOR SHARES                    Lifemark Corporation                  12,668,032.220              14.15              11.19
                                   7600 N. 16th St., Suite 150
                                   Phoenix, AZ 85020

---------------------------------- --------------------------------- ------------------- ------------------ ------------------
                                   Robert F. Driver Co., Inc.             7,197,333.020               8.04               7.55
                                   1620 Fifth Avenue
                                   San Diego, CA 92101
---------------------------------- --------------------------------- ------------------- ------------------ ------------------


                                      C-6


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

---------------------------------- --------------------------------- ------------------- ------------------ ------------------
                                   Ignis Optics, Inc.                     5,871,576.270               6.56               5.18
                                   482 West San Carlos St.
                                   San Jose, CA 95110

---------------------------------- --------------------------------- ------------------- ------------------ ------------------

                                   Trust Company of America               5,476,110.610               6.12               4.84
                                   P.O. Box 3857
                                   Englewood, CA 80155
---------------------------------- --------------------------------- ------------------- ------------------ ------------------



                                      C-7


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

---------------------------------- --------------------------------- ------------------- ------------------ -------------------

DAILY ASSETS GOVERNMENT  FUND
---------------------------------- --------------------------------- ------------------- ------------------ -------------------
UNIVERSAL SHARES                   PFF Bank & Trust                      26,000,000.000              24.08               9.34
                                   Attn Accounting Dept
                                   399 N. Garey Avenue
                                   Pomona, CA 91767
---------------------------------- --------------------------------- ------------------- ------------------ -------------------
                                   Gilbane Building Co.                  25,689,040.480              23.79               9.23
                                   Attn Richard Roy
                                   7 Jackson Walkway
                                   Providence, RI 02940
---------------------------------- --------------------------------- ------------------- ------------------ -------------------
                                   PLM International Inc.                20,010,383.540              18.53               7.19
                                   Attn: Michelle Kugler
                                   235 3rd Street South, Suite 200
                                   St. Petersburg, FL 33701
---------------------------------- --------------------------------- ------------------- ------------------ -------------------
                                   Los Angeles Lakers                    15,907,214.830              14.73               5.72
                                   Attn Accounting Dept
                                   555 N. Nash St.
                                   El Segundo, CA 90245
---------------------------------- --------------------------------- ------------------- ------------------ -------------------
                                   Trivirix International Inc.           11,019,740.960              10.21               3.96
                                   2800 Meridian Parkway Suite 175
                                   Durham, NC 27713
---------------------------------- --------------------------------- ------------------- ------------------ -------------------
PREFERRED SHARES                   Sunwest Bank                           9,355,477.240             100.00               3.69
                                   17542 East 17th Street
                                   Suite 200
                                   Tustin, CA 92780

---------------------------------- --------------------------------- ------------------- ------------------ -------------------
INSTITUTIONAL SHARES               Union Bank of California              30,676,157.450              34.75               11.02
                                   P.O. Box 85636
                                   San Diego, CA 92186

---------------------------------- --------------------------------- ------------------- ------------------ -------------------
                                   Microsemi Corporation                 12,741,114.900              14.43                4.58
                                   2381 Morse Ave.
                                   Irvine, CA 92614

---------------------------------- --------------------------------- ------------------- ------------------ -------------------
                                   Novera Optics, Inc.                    6,825,007.730               7.73                2.45
                                   401 Charcot Ave.
                                   San Jose, CA 95131

---------------------------------- --------------------------------- ------------------- ------------------ -------------------
                                   Harlem Globetrotters                   4,478,980.140               5.07                1.61
                                   International, Inc.
                                   400 E Van Buren #300
                                   Phoenix, AZ 850041

---------------------------------- --------------------------------- ------------------- ------------------ -------------------


                                      C-8


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                             NAME AND ADDRESS                 SHARES          % OF CLASS        % OF FUND

------------------------------------------------------------------------ ------------------ --------------- -------------------

DAILY ASSETS GOVERNMENT FUND (CONTINUED)

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
INVESTOR SHARES                    Overland Storage Inc.                     9,599,837.840           15.83                3.45
                                   4820 Overland Ave.
                                   San Diego, CA 92123

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Ventana Health Systems                    8,933,394.030           14.73                3.21
                                   7600 North 16th Street
                                   Suite 150
                                   Phoenix, AZ

---------------------------------- ------------------------------------- ------------------ --------------- -------------------

                                   Sentillion Inc.                           5,058,927.800            8.34                1.82
                                   300 Brickstone Square
                                   Andover, MA 01810

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
DAILY ASSETS CASH FUND
---------------------------------- ------------------------------------- ------------------ --------------- -------------------
PREFERRED SHARES                   Sunwest Bank                             22,363,286.060           83.91                3.54
                                   17542 East 17th Street
                                   Suite 200
                                   Tustin, CA 92780

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Calhoun & Co                              4,288,377.200           16.09                0.68
                                   C/O Comerica Bank
                                   411 Lafayette St., Mail Code 3455
                                   Detroit, MI 48226

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
UNIVERSAL SHARES
---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Trust Co. of America                      80,881,261.26           71.27               12.80
                                   P.O. Box 3857
                                   Englewood, CO 80155

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Comerica Securities, Inc.                 14,64,465.150           12.39                2.23
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Sound Shore Fund                          9,215,040.910            8.12                1.46
                                   Two Portland Square
                                   Portland, ME 04101

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   CoastCast Corporation                     7,397,879,.57            5.50                1.17
                                   3025 East Victoria St.
                                   Rancho Dominguez, CA 90221

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
INSTITUTIONAL SHARES               Union Bank of California                 28,142,181.360           25.66                9.14
                                   P.O. Box 85636
                                   San Diego, CA 92186

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Selectica Inc.                            8,209,121.630            7.49                1.30
                                   Attn: Tami Lam
                                   3 West Plumeria Drive
                                   San Jose, CA 95134

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Nextance Inc.                             6,529,785.140            5.95                1.03
                                   27284 Byrne Park Lane
                                   Los Altos Hills, CA 94022

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Pacific Maritime Association              5,483,310.760            5.00                0.87
                                   550 California Street 2nd Floor
                                   San Francisco, CA 94104

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
INVESTOR SHARES                    Prometheus Laboratories, Inc.            31,936,405.240            8.36                5.05
                                   5739 Pacific Center Blvd.
                                   San Diego, CA 92121

---------------------------------- ------------------------------------- ------------------ --------------- -------------------
                                   Union Bank of California                 29,637,271.890            7.76                9.14
                                   P.O. Box 85636
                                   San Diego, CA 92186


---------------------------------- ------------------------------------- ------------------ --------------- -------------------

                                    PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS


(a)      Trust Instrument of Registrant dated February 7, 2003 (Filed herewith).

(b)      By-Laws of Registrant dated February 11, 2003 (filed herewith).

(c) Sections 2.10 and 10.3 and Article VII of the Agreement and Declaration of Trust filed as Exhibit 23(a).

(d) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated April 23, 2003 (filed herewith).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of April 23, 2003(filed herewith).

(f)      None.

(g)      None.

(h)  (1) Administration    Agreement   between   Registrant   and   Forum
         Administrative Services, LLC dated as of February 11, 2003 (filed herewith).

     (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of February 11, 2003 (filed herewith).(2) (3) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC dated as of February 11, 2003 (filed herewith).(4)Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of February 11, 2003 (filed herewith).

(i)      Opinion and Consent of Kirkpatrick & Lockhart LLP (filed herewith).

(j)      Consent of Independent Auditors (filed herewith).

(k)      None.

(l)      None.

(m) (1) Investor Class Distribution Plan dated February 11, 2003 (filed herewith).

(n)      Multiclass (Rule 18f-3) Plan dated February 11, 2003 (filed herewith).

(p) Not required because the securities being registered are money market funds.

Other Exhibits:

(1) Powers of Attorney of John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Registrant and Core Trust (Delaware) (Exhibit incorporated by reference as filed with the Registrant's Registration Statement on Form N-14 via Edgar on March 24, 2003, accession number 0001004402-03-000242).

(2) Powers of Attorney, John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Due to the ownership interest of Daily Assets Cash Fund, Daily Assets Government Fund and Daily Assets Treasury Fund of Cash Portfolio, Government Cash Portfolio and Treasury Cash Portfolio of Core Trust (Delaware), the Funds may be deemed to control those portfolios.

         As of 12/30/02 the predecessor of Monarch Daily Assets Cash Fund owned approximately 86.64% of Cash Portfolio, the predecessor of Monarch Daily Assets Government Fund owned approximately 69.80% of Government Cash Portfolio, and the predecessor of Monarch Treasury Fund owned approximately 55.19% of Treasury Cash Portfolio.

ITEM 25.  INDEMNIFICATION


         AGREEMENT AND DECLARATION OF TRUST

         The Registrant's Agreement and Declaration of Trust requires the Registrant to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is qualified in its entirety by the contents of the Agreement and Declaration of Trust included in this Registration Statement as Exhibit 23(a) and which is incorporated herein by reference.

         DISTRIBUTION AGREEMENT

         The Registrant's Distribution Agreement requires the Registrant's distributor to indemnify, defend and hold the Registrant and its several officers and trustees free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, cots, charges, reasonable counsel fees and other expenses of ever nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) (collectively, "Damages") but only if such Damages arise out of or are based upon:

                  (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the distributor; or

                  (ii) any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the distributor's duties or obligations under this Agreement or by reason or the distributor's reckless disregard of its duties and obligations under this Agreement.

         This description is qualified in its entirety by the contents of the Distribution Agreement included in this Registration Statement as
         Exhibit 23(e) and which is incorporated herein by reference.

         INVESTMENT ADVISORY AGREEMENT

         The Registrant's Investment Advisory Agreement provides the adviser will be liable to the Registrant for error of judgment or mistake of law, for any loss arising out of any investment, or in any event due resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement, or by reason of reckless disregard of its obligations and duties under the agreement.

         This description is qualified in its entirety by the contents of the Investment Advisory Agreement included in this Registration Statement as Exhibit 23(d) and which is incorporated herein by reference.

         OTHER AGREEMENTS OF THE REGISTRANT

         The Registrant's Administration Agreement requires the Registrant's administrator to indemnify and hold harmless the Registrant, its employees, agents, trustees, and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of ever nature and character (collectively, "Damages") arising out of the administrator's actions taken or failures to act with respect to a series of the Registrant due to bad faith, willful misfeasance or gross negligence in the performance of the administrator's duties or obligations under the agreement or by reason of the administrator's reckless disregard of its duties and obligations under the agreement.

         The   Registrant's   Transfer  Agency  Agreement  and  Fund  Accounting
         Agreement contain similar indemnification language.

         This description is qualified in its entirety by the contents of the Administration Agreement, the Transfer Agency Agreement, and the Fund Accounting Agreement included in this Registration Statement as Exhibit 23(h)(1), Exhibit 23(h)(2), and Exhibit 23(h)(4), respectively, and which are incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of Forum Investment Advisors, LLC (investment adviser to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio of Core Trust (Delaware)) under the caption "Management" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         The  following  are the  members  of  Forum  Investment  Advisors,  LLC
         ("FIA"),   including  their  business  connections,   which  are  of  a
         substantial nature.

                           Forum Trust, LLC, Member


         Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC ("Forum"). Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Forum provide services.


         The following chart reflects the officers of FIA, including their business connections that are of a substantial nature. The address of FIA and its affiliates including Forum and its affiliates is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which the Forum provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           FIA
                                              ................................... ...................................
                                              Secretary                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              FIA
         .................................... ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 FIA
                                              ................................... ...................................
                                              Assistant Secretary                 Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,   Registrant's   underwriter   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         Century Capital Management Trust           ICM Series Trust
         The Cutler Trust                           Monarch Funds
         Forum Funds                                Sound Shore Fund, Inc.
         Henderson Global Funds

(b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                  Position with Underwriter          Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
         Stacey E. Hong                        Treasurer                          Treasurer

(c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Forum Accounting Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on April 23, 2003.


                                    MONARCH FUNDS

                                    By:  /S/ JOHN Y. KEFFER
                                       -----------------------------------------
                                             John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 23, 2003.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
        -----------------------------------------
         John Y. Keffer, Chairman and President


(b)      Principal Financial Officer

         /S/ STACEY E. HONG
        -----------------------------------------
         Stacey E. Hong, Treasurer


(c) A majority of the Trustees

         /S/ JOHN Y. KEFFER
        -----------------------------------------
         John Y. Keffer, Trustee


         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee



         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer, Attorney in fact*

         *  Pursuant  to  powers  of  attorney  as previously filed.

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on April 23, 2003.


                                   CORE TRUST (DELAWARE)

                                   By:  /S/ JOHN Y. KEFFER
                                      -----------------------------------------
                                            John Y. Keffer, President


On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Monarch Funds has been signed below by the following persons in the capacities indicated on April 23, 2003.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         -----------------------------------------
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
        -----------------------------------------
         Stacey E. Hong, Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
        -----------------------------------------
         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                INDEX TO EXHIBITS


(a)  Agreement and Declaration of Trust of Monarch Funds dated February 7, 2003

(b)  By-Laws of Monarch Funds dated February 11, 2003

(d)  Investment Advisory Agreement dated April 23, 2003

(e)  Distribution Agreement dated April 23, 2003

(h) (1) Administration Agreement dated February 11, 2003

    (2) Transfer Agency Agreement dated February 11, 2003

    (3) Shareholder Service Agreement dated February 11, 2003

    (4) Fund Accounting Agreement dated February 11, 2003

(i)  Opinion and consent of Kirkpatrick & Lockhart LLP dated April 17, 2003.

(j)  Consent of Independent Auditors dated April 17, 2003.

(m) (1)  Distribution Plan dated February 11, 2003
    (2)  Multiclass Plan dated February 11, 2003